     As filed with the Securities and Exchange Commission on July 6, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-07292

                   NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

                   Date of reporting period: April 30, 2007

ITEM 1.REPORT TO STOCKHOLDERS

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


                             SEMI - ANNUAL REPORT

                                APRIL 30, 2007

                                    [GRAPHIC]



                         TOTAL RETURN US TREASURY FUND

                            MANAGED MUNICIPAL FUND

                      NORTH AMERICAN GOVERNMENT BOND FUND

                               ISI STRATEGY FUND

ISI FUNDS SEMI-ANNUAL REPORT - TABLE OF CONTENTS



                  Investment Advisor's Message............  1

                  Performance Comparisons.................  2

                  Shareholder Expense Example.............  7

                  Portfolio Profiles......................  9

                  Schedules of Investments................ 10

                  Statements of Assets and Liabilities.... 21

                  Statements of Operations................ 23

                  Statements of Changes in Net Assets..... 25

                  Financial Highlights.................... 29

                  Notes to Financial Statements........... 34

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

   I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2007. For this period, the Total Return US Treasury Fund, Inc. ('Total Return') produced a +1.55% return; Managed Municipal Fund, Inc. ('Managed Municipal') produced a +1.06% return; North American Government Bond Fund, Inc. ('North American') produced a +1.65% return in its Class A Shares and a +1.32% return in its Class C Shares; and ISI Strategy Fund ('Strategy') produced a +7.91% return. These figures assume the reinvestment of dividends and capital gain distributions, and exclude the impact of any sales charges.

   PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH-END PERFORMANCE OF A FUND, PLEASE CALL (800) 955-7175.

DESCRIPTION OF FUND OBJECTIVES

   Total Return, Managed Municipal, North American and Strategy, (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the state of Maryland.

   International Strategy & Investment, Inc. ('ISI') manages all four Funds. Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

   We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 2, 2007

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON/1/


                                        [CHART]

Total Return US Treasury Fund - ISI Shares, Lehman Brothers Treasury Index, Lehman Brothers Intermediate Treasury Index and Lehman Brothers Long-Term Treasury Index:
Value of a $10,000 Investment (for 10 Years ended April 30, 2007)

            Total Return                     Lehman Brothers
            US Treasury                       Intermediate     Lehman Brothers
               Fund -      Lehman Brothers      Treasury          Long-Term
             ISI Shares     Treasury Index        Index        Treasury Index
            ------------   ---------------   ---------------   ---------------
 4/30/1997       9,705          10,000           10,000           10,000
 5/31/1997       9,799          10,086           10,078           10,112
 6/30/1997       9,946          10,199           10,163           10,307
 7/31/1997      10,361          10,492           10,354           10,913
 8/31/1997      10,167          10,385           10,312           10,609
 9/30/1997      10,347          10,543           10,425           10,901
10/31/1997      10,560          10,727           10,547           11,268
11/30/1997      10,636          10,783           10,571           11,418
12/31/1997      10,788          10,896           10,658           11,609
 1/31/1998      10,950          11,063           10,801           11,846
 2/28/1998      10,900          11,030           10,786           11,761
 3/31/1998      10,925          11,060           10,819           11,785
 4/30/1998      10,950          11,109           10,870           11,829
 5/31/1998      11,105          11,225           10,945           12,055
 6/30/1998      11,282          11,354           11,019           12,335
 7/31/1998      11,264          11,372           11,062           12,283
 8/31/1998      11,708          11,681           11,281           12,838
 9/30/1998      12,044          12,006           11,553           13,308
10/31/1998      11,880          11,968           11,576           13,106
11/30/1998      11,962          11,965           11,533           13,207
12/31/1998      11,953          11,989           11,577           13,179
 1/31/1999      12,025          12,058           11,627           13,298
 2/28/1999      11,611          11,751           11,458           12,644
 3/31/1999      11,614          11,796           11,534           12,615
 4/30/1999      11,653          11,824           11,566           12,633
 5/31/1999      11,515          11,713           11,493           12,434
 6/30/1999      11,435          11,689           11,513           12,303
 7/31/1999      11,391          11,679           11,524           12,244
 8/31/1999      11,347          11,681           11,548           12,196
 9/30/1999      11,435          11,770           11,637           12,286
10/31/1999      11,426          11,783           11,652           12,294
11/30/1999      11,369          11,761           11,657           12,210
12/31/1999      11,274          11,682           11,625           12,028
 1/31/2000      11,402          11,713           11,593           12,199
 2/29/2000      11,641          11,889           11,683           12,567
 3/31/2000      11,945          12,125           11,832           12,997
 4/30/2000      11,911          12,087           11,824           12,893
 5/31/2000      11,877          12,105           11,874           12,846
 6/30/2000      12,071          12,309           12,045           13,124
 7/31/2000      12,228          12,436           12,126           13,350
 8/31/2000      12,450          12,619           12,253           13,655
 9/30/2000      12,351          12,629           12,347           13,489
10/31/2000      12,511          12,752           12,428           13,700
11/30/2000      12,789          13,013           12,608           14,133
12/31/2000      13,055          13,262           12,818           14,465
 1/31/2001      13,086          13,369           12,969           14,490
 2/28/2001      13,276          13,531           13,089           14,738
 3/31/2001      13,240          13,574           13,193           14,664
 4/30/2001      12,975          13,406           13,140           14,265
 5/31/2001      13,006          13,448           13,194           14,283
 6/30/2001      13,051          13,520           13,242           14,406
 7/31/2001      13,437          13,857           13,482           14,942
 8/31/2001      13,660          14,041           13,599           15,261
 9/30/2001      13,761          14,263           13,880           15,375
10/31/2001      14,209          14,658           14,091           16,131
11/30/2001      13,739          14,296           13,931           15,364
12/31/2001      13,603          14,156           13,864           15,074
 1/31/2002      13,692          14,252           13,902           15,220
 2/28/2002      13,781          14,380           14,017           15,447
 3/31/2002      13,458          14,034           13,803           14,823
 4/30/2002      13,806          14,383           14,049           15,385
 5/31/2002      13,867          14,464           14,146           15,434
 6/30/2002      14,101          14,668           14,319           15,711
 7/31/2002      14,452          15,016           14,604           16,195
 8/31/2002      14,878          15,340           14,757           16,902
 9/30/2002      15,276          15,754           15,041           17,607
10/31/2002      15,029          15,579           15,013           17,101
11/30/2002      14,885          15,425           14,873           16,912
12/31/2002      15,243          15,826           15,150           17,605
 1/31/2003      15,187          15,778           15,107           17,545
 2/28/2003      15,459          16,049           15,270           18,076
 3/31/2003      15,372          15,982           15,269           17,849
 4/30/2003      15,450          16,057           15,300           18,030
 5/31/2003      15,938          16,520           15,537           19,044
 6/30/2003      15,834          16,419           15,512           18,754
 7/31/2003      15,120          15,698           15,173           17,076
 8/31/2003      15,200          15,791           15,194           17,349
 9/30/2003      15,618          16,267           15,509           18,252
10/31/2003      15,374          16,019           15,357           17,744
11/30/2003      15,408          16,039           15,353           17,830
12/31/2003      15,516          16,181           15,469           18,042
 1/31/2004      15,648          16,319           15,546           18,351
 2/29/2004      15,838          16,521           15,690           18,717
 3/31/2004      15,964          16,676           15,800           19,001
 4/30/2004      15,435          16,139           15,443           17,935
 5/31/2004      15,398          16,084           15,399           17,847
 6/30/2004      15,475          16,149           15,431           18,011
 7/31/2004      15,586          16,302           15,536           18,315
 8/31/2004      15,913          16,639           15,764           18,995
 9/30/2004      15,942          16,682           15,771           19,155
10/31/2004      16,087          16,815           15,858           19,437
11/30/2004      15,864          16,589           15,695           19,004
12/31/2004      16,044          16,753           15,782           19,432
 1/31/2005      16,243          16,875           15,799           19,922
 2/28/2005      16,105          16,738           15,697           19,665
 3/31/2005      16,052          16,683           15,663           19,534
 4/30/2005      16,341          16,976           15,854           20,202
 5/31/2005      16,580          17,184           15,976           20,726
 6/30/2005      16,733          17,289           16,026           21,037
 7/31/2005      16,455          17,055           15,878           20,485
 8/31/2005      16,765          17,326           16,060           21,082
 9/30/2005      16,485          17,096           15,928           20,476
10/31/2005      16,309          16,962           15,858           20,099
11/30/2005      16,377          17,044           15,927           20,225
12/31/2005      16,639          17,221           16,028           20,696
 1/31/2006      16,549          17,170           16,012           20,506
 2/28/2006      16,600          17,194           16,007           20,652
 3/31/2006      16,298          17,009           15,951           19,947
 4/30/2006      16,154          16,939           15,959           19,559
 5/31/2006      16,134          16,944           15,965           19,560
 6/30/2006      16,150          16,998           15,996           19,710
 7/31/2006      16,435          17,209           16,165           20,088
 8/31/2006      16,775          17,462           16,345           20,640
 9/30/2006      16,990          17,624           16,464           20,977
10/31/2006      17,096          17,713           16,537           21,131
11/30/2006      17,294          17,898           16,667           21,546
12/31/2006      17,094          17,751           16,591           21,079
 1/31/2007      17,074          17,723           16,591           20,917
 2/28/2007      17,347          18,017           16,809           21,538
 3/31/2007      17,271          18,008           16,849           21,301
 4/30/2007      17,362          18,101           16,924           21,467


                               Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                                Since                                        Since
April 30, 2007            6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Total Return US Treasury
 Fund - ISI Shares         -1.48%  4.26%  21.94%   73.62%    245.13%    4.26%   2.95%   4.05%   5.67%      6.84%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Treasury Index/3/          2.19%  6.86%  25.85%   81.01%    266.70%    6.86%   3.90%   4.71%   6.11%      7.41%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate
 Treasury Index/3/          2.34%  6.05%  20.46%   69.24%    225.56%    6.05%   3.10%   3.79%   5.40%      6.71%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Long-Term Treasury
 Index/3/                   1.59%  9.76%  39.53%  114.67%    402.81%    9.76%   6.17%   6.89%   7.94%      9.30%
--------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 9.6 years. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
/3/ The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public Treasury obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

Managed Municipal Fund - ISI Shares, Lehman Brothers General Obligation Index, Lehman Brothers Prerefunded Municipal Bond Index and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended April 30, 2007)

                  Managed    Lehman Brothers  Lehman Brothers
                 Municipal       General        Prerefunded      Consumer
                   Fund -      Obligation        Municipal        Price
                ISI Shares        Index         Bond Index        Index
                ----------   --------------   --------------     --------
   4/30/1997       $9,702        $10,000         $10,000         $10,000
   5/31/1997        9,847         10,149          10,142           9,994
   6/30/1997        9,955         10,259          10,210          10,006
   7/31/1997       10,251         10,524          10,382          10,019
   8/31/1997       10,105         10,431          10,333          10,037
   9/30/1997       10,243         10,549          10,421          10,062
  10/31/1997       10,295         10,608          10,463          10,087
  11/30/1997       10,339         10,657          10,486          10,081
  12/31/1997       10,502         10,809          10,576          10,069
   1/31/1998       10,609         10,920          10,669          10,087
   2/28/1998       10,584         10,929          10,698          10,106
   3/31/1998       10,590         10,939          10,695          10,125
   4/30/1998       10,526         10,881          10,663          10,144
   5/31/1998       10,718         11,060          10,796          10,162
   6/30/1998       10,742         11,100          10,834          10,175
   7/31/1998       10,757         11,127          10,874          10,187
   8/31/1998       10,952         11,302          10,991          10,200
   9/30/1998       11,087         11,454          11,082          10,212
  10/31/1998       11,072         11,456          11,123          10,237
  11/30/1998       11,097         11,494          11,158          10,237
  12/31/1998       11,138         11,531          11,177          10,231
   1/31/1999       11,270         11,682          11,297          10,256
   2/28/1999       11,193         11,622          11,298          10,268
   3/31/1999       11,178         11,627          11,296          10,300
   4/30/1999       11,214         11,660          11,329          10,375
   5/31/1999       11,100         11,594          11,288          10,375
   6/30/1999       10,924         11,424          11,189          10,375
   7/31/1999       10,966         11,469          11,257          10,406
   8/31/1999       10,851         11,402          11,257          10,431
   9/30/1999       10,798         11,412          11,293          10,481
  10/31/1999       10,672         11,313          11,281          10,499
  11/30/1999       10,810         11,428          11,337          10,506
  12/31/1999       10,714         11,356          11,306          10,506
   1/31/2000       10,639         11,314          11,321          10,537
   2/29/2000       10,811         11,427          11,366          10,599
   3/31/2000       11,080         11,657          11,463          10,687
   4/30/2000       10,972         11,597          11,456          10,693
   5/31/2000       10,896         11,536          11,457          10,705
   6/30/2000       11,211         11,832          11,622          10,762
   7/31/2000       11,375         11,989          11,726          10,787
   8/31/2000       11,528         12,160          11,829          10,787
   9/30/2000       11,429         12,098          11,819          10,843
  10/31/2000       11,573         12,225          11,892          10,861
  11/30/2000       11,684         12,311          11,953          10,868
  12/31/2000       12,029         12,601          12,120          10,861
   1/31/2001       12,085         12,739          12,291          10,930
   2/28/2001       12,130         12,777          12,336          10,974
   3/31/2001       12,220         12,889          12,425          10,999
   4/30/2001       12,039         12,756          12,368          11,042
   5/31/2001       12,164         12,885          12,486          11,092
   6/30/2001       12,255         12,965          12,552          11,111
   7/31/2001       12,426         13,149          12,674          11,080
   8/31/2001       12,621         13,362          12,829          11,080
   9/30/2001       12,541         13,332          12,877          11,130
  10/31/2001       12,702         13,468          12,992          11,092
  11/30/2001       12,586         13,350          12,904          11,074
  12/31/2001       12,505         13,243          12,848          11,030
   1/31/2002       12,669         13,460          13,036          11,055
   2/28/2002       12,822         13,624          13,176          11,099
   3/31/2002       12,562         13,364          12,909          11,161
   4/30/2002       12,776         13,640          13,156          11,223
   5/31/2002       12,871         13,714          13,238          11,223
   6/30/2002       12,967         13,868          13,372          11,230
   7/31/2002       13,123         14,040          13,517          11,242
   8/31/2002       13,304         14,200          13,633          11,280
   9/30/2002       13,582         14,487          13,829          11,298
  10/31/2002       13,351         14,252          13,668          11,317
  11/30/2002       13,290         14,182          13,624          11,317
  12/31/2002       13,596         14,461          13,905          11,292
   1/31/2003       13,522         14,436          13,888          11,342
   2/28/2003       13,707         14,635          14,044          11,429
   3/31/2003       13,720         14,663          14,022          11,498
   4/30/2003       13,819         14,758          14,094          11,473
   5/31/2003       14,080         15,083          14,330          11,454
   6/30/2003       13,955         15,011          14,289          11,467
   7/31/2003       13,429         14,512          13,957          11,479
   8/31/2003       13,580         14,647          14,040          11,523
   9/30/2003       13,959         15,067          14,349          11,561
  10/31/2003       13,870         14,966          14,276          11,548
  11/30/2003       14,010         15,089          14,343          11,517
  12/31/2003       14,125         15,196          14,424          11,504
   1/31/2004       14,125         15,272          14,477          11,561
   2/29/2004       14,377         15,511          14,655          11,623
   3/31/2004       14,256         15,470          14,571          11,698
   4/30/2004       13,875         15,121          14,303          11,735
   5/31/2004       13,779         15,101          14,241          11,804
   6/30/2004       13,839         15,160          14,280          11,841
   7/31/2004       14,043         15,343          14,425          11,823
   8/31/2004       14,313         15,637          14,665          11,829
   9/30/2004       14,361         15,713          14,685          11,854
  10/31/2004       14,461         15,836          14,763          11,916
  11/30/2004       14,323         15,699          14,656          11,923
  12/31/2004       14,491         15,870          14,773          11,879
   1/31/2005       14,606         15,989          14,801          11,904
   2/28/2005       14,536         15,926          14,742          11,973
   3/31/2005       14,399         15,816          14,637          12,066
   4/30/2005       14,639         16,061          14,816          12,147
   5/31/2005       14,730         16,171          14,862          12,135
   6/30/2005       14,822         16,258          14,943          12,141
   7/31/2005       14,725         16,165          14,864          12,197
   8/31/2005       14,871         16,326          14,962          12,260
   9/30/2005       14,760         16,216          14,917          12,409
  10/31/2005       14,634         16,114          14,852          12,434
  11/30/2005       14,686         16,189          14,894          12,335
  12/31/2005       14,840         16,322          14,965          12,285
   1/31/2006       14,879         16,367          15,002          12,378
   2/28/2006       14,973         16,462          15,028          12,403
   3/31/2006       14,817         16,343          14,962          12,472
   4/30/2006       14,745         16,333          14,989          12,578
   5/31/2006       14,840         16,407          15,052          12,640
   6/30/2006       14,725         16,347          14,992          12,665
   7/31/2006       14,919         16,533          15,132          12,703
   8/31/2006       15,169         16,779          15,284          12,728
   9/30/2006       15,265         16,893          15,374          12,665
  10/31/2006       15,319         16,986          15,436          12,597
  11/30/2006       15,401         17,120          15,505          12,578
  12/31/2006       15,319         17,061          15,479          12,597
   1/31/2007       15,302         17,014          15,455          12,635
   2/28/2007       15,501         17,227          15,596          12,703
   3/31/2007       15,426         17,195          15,621          12,818
   4/30/2007       15,481         17,246          15,653          12,902


                               Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                                Since                                        Since
April 30, 2007            6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
Managed Municipal Fund -
 ISI Shares                -1.94%  1.81%  17.56%   54.82%    146.95%    1.81%   2.67%   3.29%   4.47%      5.41%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers General
 Obligation Index/3/        1.53%  5.59%  26.44%   72.46%    185.69%    5.59%   4.48%   4.80%   5.60%      6.50%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Prerefunded Municipal
 Bond Index/3/              1.41%  4.43%  18.98%   56.53%    146.02%    4.43%   3.05%   3.54%   4.58%      5.55%
--------------------------------------------------------------------------------------------------------------------
Consumer Price Index/4/     2.42%  2.57%  14.95%   29.02%     61.47%    2.57%   3.21%   2.83%   2.58%      2.83%
--------------------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to Federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
/2/ The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
/3/ The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]
North American Government Bond Fund - ISI Class A Shares,
Lehman Brothers Intermediate ~Treasury Index, Lehman Brothers Emerging Americas Index: Mexico Section/Citigroup US Broad Investment-Grade Bond Index Mexico Sector and Consumer Price Index:
Value of a $10,000 Investment (for 10 Years ended April 30, 2007)

                                  Lehman Brothers
                                  Emerging Americas
                                  Index: Mexico
               North American     Section/Citigroup
            Government Bond Fund  US Broad Investment Lehman Brothers
               - ISI Class A      -Grade Bond Index    Intermediate     Consumer
    Date          Shares            Mexico Sector:    Treasury Index Price Index
    ----     -------------------- ------------------ --------------    ---------
  4/30/1997         $9,698           $10,000           $10,000          $10,000
  5/31/1997          9,826            10,361            10,078            9,994
  6/30/1997          9,967            10,582            10,163           10,006
  7/31/1997         10,418            11,056            10,354           10,019
  8/31/1997         10,252            10,961            10,312           10,037
  9/30/1997         10,468            11,268            10,425           10,062
 10/31/1997         10,565            10,752            10,547           10,087
 11/30/1997         10,663            11,023            10,571           10,081
 12/31/1997         10,847            11,254            10,658           10,069
  1/31/1998         10,946            11,492            10,801           10,087
  2/28/1998         10,921            11,595            10,786           10,106
  3/31/1998         10,972            11,686            10,819           10,125
  4/30/1998         11,022            11,719            10,870           10,144
  5/31/1998         11,085            11,616            10,945           10,162
  6/30/1998         11,213            11,561            11,019           10,175
  7/31/1998         11,226            11,672            11,062           10,187
  8/31/1998         11,420            9,836             11,281           10,200
  9/30/1998         11,696            10,170            11,553           10,212
 10/31/1998         11,616            10,517            11,576           10,237
 11/30/1998         11,722            11,206            11,533           10,237
 12/31/1998         11,762            11,173            11,577           10,231
  1/31/1999         11,803            11,053            11,627           10,256
  2/28/1999         11,529            11,109            11,458           10,268
  3/31/1999         11,626            11,628            11,534           10,300
  4/30/1999         11,723            11,992            11,566           10,375
  5/31/1999         11,527            11,470            11,493           10,375
  6/30/1999         11,542            11,626            11,513           10,375
  7/31/1999         11,528            11,502            11,524           10,406
  8/31/1999         11,513            11,621            11,548           10,431
  9/30/1999         11,600            11,897            11,637           10,481
 10/31/1999         11,586            12,117            11,652           10,499
 11/30/1999         11,615            12,465            11,657           10,506
 12/31/1999         11,571            12,791            11,625           10,506
  1/31/2000         11,660            12,696            11,593           10,537
  2/29/2000         11,900            13,293            11,683           10,599
  3/31/2000         12,186            13,644            11,832           10,687
  4/30/2000         12,125            13,458            11,824           10,693
  5/31/2000         12,110            13,196            11,874           10,705
  6/30/2000         12,248            13,715            12,045           10,762
  7/31/2000         12,450            14,047            12,126           10,787
  8/31/2000         12,654            14,399            12,253           10,787
  9/30/2000         12,606            14,433            12,347           10,843
 10/31/2000         12,702            14,290            12,428           10,861
 11/30/2000         12,974            14,507            12,608           10,868
 12/31/2000         13,200            14,722            12,818           10,861
  1/31/2001         13,265            14,997            12,969           10,930
  2/28/2001         13,429            14,891            13,089           10,974
  3/31/2001         13,495            14,952            13,193           10,999
  4/30/2001         13,395            15,041            13,140           11,042
  5/31/2001         13,479            15,387            13,194           11,092
  6/30/2001         13,563            15,692            13,242           11,111
  7/31/2001         13,852            15,726            13,482           11,080
  8/31/2001         14,058            16,047            13,599           11,080
  9/30/2001         14,076            15,645            13,880           11,130
 10/31/2001         14,563            16,265            14,091           11,092
 11/30/2001         14,195            16,340            13,931           11,074
 12/31/2001         14,106            16,562            13,864           11,030
  1/31/2002         14,195            16,826            13,902           11,055
  2/28/2002         14,302            17,344            14,017           11,099
  3/31/2002         14,086            17,084            13,803           11,161
  4/30/2002         14,286            17,474            14,049           11,223
  5/31/2002         14,304            17,484            14,146           11,223
  6/30/2002         14,411            17,204            14,319           11,230
  7/31/2002         14,686            17,012            14,604           11,242
  8/31/2002         15,073            17,728            14,757           11,280
  9/30/2002         15,332            17,695            15,041           11,298
 10/31/2002         15,177            18,058            15,013           11,317
 11/30/2002         15,117            18,444            14,873           11,317
 12/31/2002         15,358            18,940            15,150           11,292
  1/31/2003         15,258            18,851            15,107           11,342
  2/28/2003         15,486            19,222            15,270           11,429
  3/31/2003         15,482            19,591            15,269           11,498
  4/30/2003         15,753            20,277            15,300           11,473
  5/31/2003         16,321            20,895            15,537           11,454
  6/30/2003         16,257            20,816            15,512           11,467
  7/31/2003         15,515            19,935            15,173           11,479
  8/31/2003         15,511            20,163            15,194           11,523
  9/30/2003         15,971            20,963            15,509           11,561
 10/31/2003         15,805            20,729            15,357           11,548
 11/30/2003         15,719            20,816            15,353           11,517
 12/31/2003         15,881            21,102            15,469           11,504
  1/31/2004         16,044            21,322            15,546           11,561
  2/29/2004         16,212            21,760            15,690           11,623
  3/31/2004         16,339            22,175            15,800           11,698
  4/30/2004         15,722            21,161            15,443           11,735
  5/31/2004         15,615            21,031            15,399           11,804
  6/30/2004         15,637            21,102            15,431           11,841
  7/31/2004         15,832            21,528            15,536           11,823
  8/31/2004         16,136            22,263            15,764           11,829
  9/30/2004         16,223            22,327            15,771           11,854
 10/31/2004         16,377            22,637            15,858           11,916
 11/30/2004         16,289            22,482            15,695           11,923
 12/31/2004         16,533            22,871            15,782           11,879
  1/31/2005         16,667            23,240            15,799           11,904
  2/28/2005         16,533            23,224            15,697           11,973
  3/31/2005         16,465            22,646            15,663           12,066
  4/30/2005         16,737            23,009            15,854           12,147
  5/31/2005         17,101            23,717            15,976           12,135
  6/30/2005         17,352            23,953            16,026           12,141
  7/31/2005         17,145            23,884            15,878           12,197
  8/31/2005         17,468            24,293            16,060           12,260
  9/30/2005         17,306            24,278            15,928           12,409
 10/31/2005         17,097            23,995            15,858           12,434
 11/30/2005         17,283            24,442            15,927           12,335
 12/31/2005         17,564            24,676            16,028           12,285
  1/31/2006         17,564            24,715            16,012           12,378
  2/28/2006         17,635            25,024            16,007           12,403
  3/31/2006         17,232            24,212            15,951           12,472
  4/30/2006         17,137            24,105            15,959           12,578
  5/31/2006         17,114            23,740            15,965           12,640
  6/30/2006         17,113            23,865            15,996           12,665
  7/31/2006         17,475            24,597            16,165           12,703
  8/31/2006         17,813            25,243            16,345           12,728
  9/30/2006         17,959            25,413            16,464           12,665
 10/31/2006         18,129            25,761            16,537           12,597
 11/30/2006         18,251            26,035            16,667           12,578
 12/31/2006         18,129            26,063            16,591           12,597
  1/31/2007         17,981            25,945            16,591           12,635
  2/28/2007         18,204            26,411            16,809           12,703
  3/31/2007         18,278            27,505            16,849           12,818
  4/30/2007         18,428            27,675            16,924           12,902


                               Cumulative Total Returns With Load         Average Annual Total Returns With Load

Periods Ending                                                Since                                        Since
April 30, 2007            6 Months 1 Year 5 Years 10 Years Inception/2/ 1 Year 3 Years 5 Years 10 Years Inception/2/
North American
 Government Bond Fund -
 ISI Class A Shares        -1.41%   4.33% 25.17%   84.28%    119.19%     4.33%  4.36%   4.59%    6.30%     5.65%
--------------------------------------------------------------------------------------------------------------------
North American
 Government Bond Fund -
 ISI Class C Shares         0.33%   5.84%      -        -     10.96%/3/  5.84%  4.75%       -        -     2.66%/3/
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers
 Intermediate Treasury
 Index/4/                   2.34%   6.05% 20.46%   69.24%    225.56%     6.05%  3.10%   3.79%    5.40%     6.71%
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Emerging
 Americas Index: Mexico
 Section/Citigroup US
 Broad Investment-Grade
 Bond Index Mexico
 Sector/Lehman Brothers
 Global Aggregate Index:
 Mexico/5/                  2.94%  10.02% 51.76%  165.20%    315.94%    10.02%  7.81%   8.70%   10.24%    10.49%
--------------------------------------------------------------------------------------------------------------------
Consumer Price Index/6/     2.42%   2.57% 14.95%   29.02%     44.94%     2.57%  3.21%   2.83%    2.58%     2.64%
--------------------------------------------------------------------------------------------------------------------

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A AND ISI CLASS C SHARES PERFORMANCE COMPARISON/1/


/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes sales charges, if applicable. ISI Class A Shares have a maximum 3.00% sales charge. ISI Class C Shares have a maximum 1.00% contingent deferred sales charge in the first year, which is eliminated thereafter. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ ISI Class A Shares inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
/3/ ISI Class C Shares inception date is May 16, 2003. Cumulative and annualized returns for the Lehman Brothers Intermediate Treasury Index from May 31, 2003 through October 31, 2006 were 6.44% and 1.84%, respectively.
/4/ The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/5/ Reflects the performance of the Lehman Brothers Emerging Americas Index:
    Mexico Section through October 31, 2004 and the Citigroup US Broad Investment-Grade Bond Index Mexico Sector from that date through
    October 31, 2006 and the Lehman Brothers Global Aggregate Index: Mexico from October 31, 2006 through April 30, 2007. The Lehman Brothers Emerging Americas Index: Mexico Section has been discontinued. Lehman Brothers Emerging Americas Index: Mexico Section was an unmanaged sub-index of the Lehman Brothers Emerging Americas Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Citigroup US Broad Investment-Grade Bond Index Mexico Sector is an unmanaged sub-index of the Citigroup US Broad Investment-Grade Bond Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The Lehman Brothers Global Aggregate Index:
    Mexico Section is an unmanaged sub-index of the Lehman Brothers Global Aggregate Index which provides a broad-based measure of the global investment-grade fixed income markets. The Mexican Section reflects the US dollar performance of selected Mexican government peso-denominated debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/6/ The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON/1/

                                    [CHART]

ISI Strategy Fund - ISI Shares, Dow Jones Wilshire 5000 (Full Cap) Index, Consumer Price Index and Lipper Flexible Portfolio Funds Average: Value of a $10,000 Investment (since inception/2/):



             ISI Strategy       Dow Jones        Lipper Flexible     Consumer
              Fund - ISI      Wilshire 5000      Portfolio Funds      Price
                Shares       (Full Cap)Index        Average           Index
               --------      ---------------    ---------------      -------
 9/16/1997      $ 9,699         $10,000            $10,000          $10,000
 9/30/1997        9,719          10,000             10,000           10,000
10/31/1997        9,554           9,667              9,737           10,025
11/30/1997        9,767           9,983              9,887           10,019
12/31/1997        9,933          10,168             10,018           10,006
 1/31/1998       10,020          10,223             10,067           10,025
 2/28/1998       10,459          10,967             10,531           10,043
 3/31/1998       10,810          11,516             10,915           10,062
 4/30/1998       10,878          11,653             11,011           10,081
 5/31/1998       10,761          11,343             10,865           10,099
 6/30/1998       11,044          11,741             11,058           10,112
 7/31/1998       10,887          11,483             10,909           10,124
 8/31/1998        9,992           9,695              9,790           10,136
 9/30/1998       10,483          10,328             10,162           10,149
10/31/1998       10,888          11,097             10,532           10,174
11/30/1998       11,337          11,796             10,928           10,174
12/31/1998       11,776          12,550             11,296           10,167
 1/31/1999       12,079          13,012             11,516           10,192
 2/28/1999       11,634          12,540             11,164           10,205
 3/31/1999       11,937          13,024             11,498           10,236
 4/30/1999       12,301          13,648             11,934           10,310
 5/31/1999       12,068          13,350             11,724           10,310
 6/30/1999       12,443          14,041             12,151           10,310
 7/31/1999       12,148          13,590             11,961           10,341
 8/31/1999       12,046          13,464             11,922           10,366
 9/30/1999       11,863          13,112             11,795           10,416
10/31/1999       12,282          13,946             12,156           10,434
11/30/1999       12,496          14,413             12,515           10,440
12/31/1999       12,953          15,507             13,243           10,440
 1/31/2000       12,649          14,864             13,014           10,471
 2/29/2000       12,869          15,196             13,464           10,533
 3/31/2000       13,498          16,099             13,952           10,620
 4/30/2000       13,056          15,260             13,576           10,627
 5/31/2000       12,804          14,727             13,409           10,639
 6/30/2000       13,183          15,377             13,697           10,695
 7/31/2000       13,098          15,063             13,572           10,720
 8/31/2000       13,734          16,157             14,213           10,720
 9/30/2000       13,289          15,403             13,896           10,775
10/31/2000       13,205          15,076             13,800           10,794
11/30/2000       12,491          13,576             13,251           10,800
12/31/2000       12,735          13,818             13,630           10,794
 1/31/2001       13,063          14,347             13,832           10,862
 2/28/2001       12,340          12,986             13,190           10,906
 3/31/2001       11,865          12,112             12,651           10,931
 4/30/2001       12,299          13,109             13,188           10,974
 5/31/2001       12,379          13,239             13,323           11,024
 6/30/2001       12,254          13,018             13,082           11,042
 7/31/2001       12,259          12,803             13,073           11,011
 8/31/2001       11,814          12,028             12,702           11,011
 9/30/2001       11,107          10,947             12,059           11,061
10/31/2001       11,416          11,226             12,240           11,024
11/30/2001       11,874          12,084             12,657           11,005
12/31/2001       12,006          12,301             12,760           10,962
 1/31/2002       11,903          12,149             12,629           10,986
 2/28/2002       11,765          11,899             12,514           11,030
 3/31/2002       12,087          12,420             12,831           11,092
 4/30/2002       11,814          11,813             12,588           11,154
 5/31/2002       11,768          11,674             12,535           11,154
 6/30/2002       11,193          10,854             11,883           11,160
 7/31/2002       10,618           9,978             11,222           11,172
 8/31/2002       10,745          10,036             11,312           11,210
 9/30/2002       10,041           9,029             10,618           11,228
10/31/2002       10,515           9,720             10,997           11,247
11/30/2002       10,885          10,306             11,425           11,247
12/31/2002       10,500           9,735             11,150           11,222
 1/31/2003       10,291           9,490             11,011           11,272
 2/28/2003       10,221           9,329             10,893           11,359
 3/31/2003       10,326           9,435             10,908           11,427
 4/30/2003       10,932          10,208             11,498           11,402
 5/31/2003       11,479          10,832             12,110           11,383
 6/30/2003       11,569          10,992             12,244           11,396
 7/31/2003       11,592          11,257             12,346           11,408
 8/31/2003       11,849          11,527             12,630           11,452
 9/30/2003       11,779          11,400             12,654           11,489
10/31/2003       12,246          12,096             13,181           11,476
11/30/2003       12,363          12,265             13,401           11,445
12/31/2003       12,722          12,816             13,911           11,433
 1/31/2004       12,956          13,101             14,141           11,489
 2/29/2004       13,120          13,292             14,376           11,551
 3/31/2004       13,046          13,149             14,361           11,625
 4/30/2004       12,788          12,870             13,999           11,663
 5/31/2004       12,847          13,047             14,087           11,731
 6/30/2004       13,045          13,319             14,354           11,768
 7/31/2004       12,752          12,811             13,983           11,749
 8/31/2004       12,881          12,853             14,072           11,756
 9/30/2004       13,084          13,082             14,373           11,780
10/31/2004       13,190          13,305             14,543           11,842
11/30/2004       13,531          13,928             15,157           11,849
12/31/2004       13,862          14,434             15,611           11,805
 1/31/2005       13,602          14,049             15,382           11,830
 2/28/2005       13,862          14,342             15,751           11,898
 3/31/2005       13,705          14,089             15,486           11,991
 4/30/2005       13,480          13,771             15,143           12,072
 5/31/2005       13,895          14,308             15,563           12,060
 6/30/2005       14,057          14,437             15,794           12,066
 7/31/2005       14,426          15,041             16,336           12,122
 8/31/2005       14,557          14,894             16,371           12,184
 9/30/2005       14,694          14,999             16,683           12,333
10/31/2005       14,455          14,738             16,327           12,357
11/30/2005       14,873          15,331             16,732           12,258
12/31/2005       14,961          15,346             16,950           12,208
 1/31/2006       15,451          15,895             17,687           12,301
 2/28/2006       15,415          15,887             17,599           12,326
 3/31/2006       15,648          16,195             17,937           12,395
 4/30/2006       15,648          16,367             18,287           12,500
 5/31/2006       15,240          15,856             17,814           12,562
 6/30/2006       15,307          15,885             17,795           12,587
 7/31/2006       15,211          15,827             17,816           12,624
 8/31/2006       15,488          16,199             18,035           12,649
 9/30/2006       15,829          16,570             18,211           12,587
10/31/2006       16,336          17,185             18,680           12,519
11/30/2006       16,661          17,584             19,149           12,500
12/31/2006       16,740          17,782             19,303           12,519
 1/31/2007       17,026          18,143             19,561           12,557
 2/28/2007       16,926          17,851             19,439           12,624
 3/31/2007       17,054          18,046             19,664           12,739
 4/30/2007       17,628          18,743             20,287           12,822


                          Cumulative Total Returns With Load   Average Annual Total Returns With Load

Periods Ending                                       Since                                  Since
April 30, 2007            6 Months 1 Year 5 Years Inception/2/ 1 Year  3 Years  5 Years  Inception/2/
ISI Strategy Fund - ISI
 Shares                    4.67%    9.31% 44.71%     76.28%     9.31%  10.16%    7.67%      6.07%
------------------------------------------------------------------------------------------------------
Dow Jones Wilshire 5000
 (Full Cap) Index/3/       9.07%   14.52% 58.66%     71.85%    14.52%  13.35%    9.67%      6.14%
------------------------------------------------------------------------------------------------------
Consumer Price Index/4/    2.42%    2.57% 14.95%    163.10%     2.57%   3.21%    2.83%      3.67%
------------------------------------------------------------------------------------------------------
Lipper Flexible
 Portfolio Funds
 Average/5/                7.02%    9.56% 56.01%     28.22%     9.56%  11.63%    9.07%      2.63%
------------------------------------------------------------------------------------------------------

/1/ PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
/2/ The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
/3/ The Dow Jones Wilshire 5000 (Full Cap) Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
/4/ The Consumer Price Index is a widely used measure of inflation.
/5/ Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated. The Lipper Flexible Portfolio Funds category includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for certain share classes, including sales charges (loads) on purchase payments or other distributions; and (2) ongoing costs, including management fees, Rule 12b-1 distribution/shareholder service fees for certain share classes and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested on November 1, 2006 and held for the six months through April 30, 2007.

   ACTUAL EXPENSES - The "Actual Return" rows in the following table provide information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid During Period" column to estimate the expenses you paid on your account during this period.

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The "Hypothetical Return" rows in the following table provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of each Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the "Hypothetical Return" rows in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE

                                       BEGINNING         ENDING     EXPENSES PAID ANNUALIZED
                                     ACCOUNT VALUE   ACCOUNT VALUE     DURING      EXPENSE
                                    NOVEMBER 1, 2006 APRIL 30, 2007  PERIOD/(1)/    RATIO
--------------------------------------------------------------------------------------------
TOTAL RETURN US TREASURY FUND
Actual Return                          $1,000.00       $1,015.50        $3.80       0.76%
Hypothetical Return                    $1,000.00       $1,021.03        $3.81       0.76%

MANAGED MUNICIPAL FUND
Actual Return                          $1,000.00       $1,010.58        $4.59       0.92%
Hypothetical Return                    $1,000.00       $1,020.23        $4.61       0.92%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS A SHARES
Actual Return                          $1,000.00       $1,016.48        $5.40       1.08%
Hypothetical Return                    $1,000.00       $1,019.44        $5.41       1.08%

NORTH AMERICAN GOVERNMENT BOND FUND
ISI CLASS C SHARES
Actual Return                          $1,000.00       $1,013.20        $8.59       1.72%
Hypothetical Return                    $1,000.00       $1,016.27        $8.60       1.72%

ISI STRATEGY FUND
Actual Return                          $1,000.00       $1,079.12        $5.36       1.04%
Hypothetical Return                    $1,000.00       $1,019.64        $5.21       1.04%

--------------------------------------------------------------------------------
(1)Equals the Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, divided by 365 to reflect the half-year period.

ISI FUNDS

PORTFOLIO PROFILES (AS A % OF TOTAL NET ASSETS) (UNAUDITED)      APRIL 30, 2007

                     TOTAL RETURN US TREASURY FUND
                     US Treasury Obligations        96.66%
                     Repurchase Agreements           1.90%
                     Other Assets and Liabilities    1.44%
                                                   -------
                                                   100.00%

                     MANAGED MUNICIPAL FUND
                     Aaa*                           75.10%
                     Aa*                            22.15%
                     Repurchase Agreements           1.18%
                     Other Assets and Liabilities    1.57%
                                                   -------
                                                   100.00%

* Ratings are based on Moody's Investor Services, Inc.

                  NORTH AMERICAN GOVERNMENT BOND FUND
                  Canadian Securities                   9.16%
                  Mexican Securities                   13.82%
                  US Treasury Securities               74.12%
                  Repurchase Agreements                 1.61%
                  Other Assets and Liabilities          1.29%
                                                      -------
                                                      100.00%

                      ISI STRATEGY FUND
                      Basic Materials                6.07%
                      Biotechnology                  1.92%
                      Business Services              2.31%
                      Capital Goods                  9.46%
                      Consumer Cyclicals             1.02%
                      Consumer Staples               8.46%
                      Energy                         5.87%
                      Finance                       14.93%
                      Health Care                    4.59%
                      Information Services           4.38%
                      Internet                       4.40%
                      Retail                         3.09%
                      Technology                     6.97%
                      Transportation                 1.96%
                      Utilities                      3.69%
                      US Treasury Securities        19.96%
                      Repurchase Agreements          2.64%
                      Other Assets and Liabilities (1.72)%
                                                   -------
                                                   100.00%

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                         INTEREST       MATURITY          PAR             MARKET
  SECURITY                                 RATE           DATE           VALUE            VALUE
  -------------------------------------------------------------------------------------------------
  US TREASURY OBLIGATIONS - 96.66%
   US Treasury Bond..................... 10.375%        11/15/12      $14,250,000      $ 14,666,367
   US Treasury Bond.....................  7.625%         2/15/25       11,500,000        15,194,375
   US Treasury Bond.....................  6.000%         2/15/26       11,500,000        13,039,922
   US Treasury Bond.....................  6.750%         8/15/26       14,000,000        17,200,314
   US Treasury Bond.....................  6.375%         8/15/27       21,000,000        24,950,625
   US Treasury Note.....................  5.500%         5/15/09       25,000,000        25,433,594
   US Treasury Note.....................  3.250%         8/15/07        8,000,000         7,960,000
   US Treasury Note.....................  4.125%         5/15/15        1,000,000           967,656
   US Treasury Note.....................  4.125%         8/15/10        6,000,000         5,930,625
                                                                                       ------------

       TOTAL US TREASURY OBLIGATIONS
         (COST $129,382,873).....................................................       125,343,478
                                                                                       ------------

  REPURCHASE AGREEMENT - 1.90%
       JPMORGAN CHASE BANK, N.A.
         Dated 04/30/07, 4.750%, principal and interest in the amount of $2,459,324 due 05/01/07, collaterized by US Treasury Strips, par value of $2,459,000 due 04/15/11 with a value of $2,509,197
         (Cost $2,459,000).......................................................         2,459,000
                                                                                       ------------

  TOTAL INVESTMENTS - 98.56%
         (COST $131,841,873)*.........................................................  127,802,478

  OTHER ASSETS IN EXCESS OF LIABILITIES - 1.44%.......................................    1,872,842
                                                                                       ------------
  NET ASSETS - 100.00%................................................................ $129,675,320
                                                                                       ============

--------------------------------------------------------------------------------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

   Gross Unrealized Appreciation............................... $    84,047
   Gross Unrealized Depreciation...............................  (4,123,442)
                                                                -----------
   Net Unrealized Depreciation................................. $(4,039,395)
                                                                ===========

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.25%
GENERAL OBLIGATIONS - 65.83%
Alexandria, VA, Capital Improvement.................  4.250%  6/15/21   Aaa/AAA  $3,300,000 $ 3,337,290
Arlington County, VA, State Aid Withholding.........  4.500%  1/15/28   Aaa/AAA   4,500,000   4,550,535
Arlington County, VA, State Aid Withholding.........  5.000%  10/1/14   Aaa/AAA   1,080,000   1,109,765
Cary, NC............................................  5.000%   3/1/18   Aaa/AAA   2,000,000   2,125,000
Dallas, TX..........................................  4.000%  2/15/16   Aa1/AA+   2,450,000   2,461,882
Dallas, TX..........................................  4.500%  2/15/23   Aa1/AA+   3,500,000   3,530,590
Delaware State, Series A............................  4.200%   1/1/20   Aaa/AAA   1,675,000   1,687,713
Du Page County, IL, Jail Project....................  5.600%   1/1/21   Aaa/AAA   1,600,000   1,805,232
Florida State, Board of Education, Public Education,
  Series I..........................................  4.125%   6/1/21   Aa1/AAA   3,000,000   2,971,440
Georgia State, Series G.............................  4.125%  10/1/23   Aaa/AAA   2,000,000   1,983,440
Henrico County, VA, Public Improvement..............  4.250%  7/15/24   Aaa/AAA   2,830,000   2,844,461
Maryland State, Capital Improvement, Series A.......  4.000%  2/15/20   Aaa/AAA   4,000,000   4,001,120
Mecklenburg County, NC, Public Improvement,
  Series A..........................................  4.000%   2/1/20   Aaa/AAA   3,000,000   3,000,720
Mecklenburg County, NC, Public Improvement,
  Series A..........................................  4.250%   2/1/19   Aaa/AAA   2,000,000   2,029,880
Minnesota State.....................................  5.500%   6/1/18   Aa1/AAA   2,000,000   2,106,700
Missouri State, Fourth State Building, Series A.....  4.125%  10/1/19   Aaa/AAA   2,000,000   2,015,700
Montgomery County, MD, Public Improvement,
  Series A..........................................  4.000%   5/1/21   Aaa/AAA   2,450,000   2,438,289
Salt Lake City, UT, School District, School Board
  Guaranty, Series A................................  4.500%   3/1/20    Aaa/NR   2,240,000   2,284,218
South Carolina State, Highway, Series B.............  5.000%   4/1/19   Aaa/AA+   1,000,000   1,053,970
Virginia State, Series B............................  4.250%   6/1/26   Aaa/AAA   1,500,000   1,502,760
Washington State, Series E..........................  5.000%   7/1/22    Aa1/AA   2,000,000   2,003,140
Washington, MD, Suburban Sanitation District, Water
  Supply............................................  4.250%   6/1/26   Aaa/AAA   2,500,000   2,502,725
                                                                                            -----------
                                                                                             53,346,570
                                                                                            -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                                       RATING/1/
                                                     INTEREST MATURITY (MOODY'S/    PAR       MARKET
SECURITY                                               RATE     DATE     S&P)      VALUE      VALUE
-------------------------------------------------------------------------------------------------------
OTHER REVENUE - 6.30%
Gwinnett County, GA, Water & Sewer Authority,
  Series B..........................................  4.750%   8/1/21   Aaa/AAA  $2,000,000 $ 2,075,980
Texas, Water Development Board Revenue, State
  Revolving Fund - SR Lien, Series A................  4.750%  7/15/20   Aaa/AAA   3,000,000   3,030,540
                                                                                            -----------
                                                                                              5,106,520
                                                                                            -----------
PREREFUNDED ISSUES - 25.12%
Arlington County, VA, 10/1/08 @ 101, State Aid
  Withholding.......................................  5.000%  10/1/14   Aaa/AAA     920,000     946,708
Charlotte, NC, Water & Sewer System Revenue,
  6/1/09 @ 101......................................  5.250%   6/1/24   Aa1/AAA   1,600,000   1,666,256
Chesterfield Country, VA, 1/15/10 @ 100.............  5.625%  1/15/14   Aaa/AAA   1,350,000   1,417,905
Chesterfield Country, VA, 1/15/11 @ 100.............  5.000%  1/15/20    Aaa/NR   1,000,000   1,045,770
Florida State, Board of Education, Public Education
  Capital Outlay, Series A, 6/1/10 @ 101............  5.125%   6/1/21  #Aaa/AAA   1,000,000   1,050,550
Georgia State, Series D, Refunded Balance,
  10/1/10 @ 100.....................................  5.000%  10/1/17  #Aaa/AAA     390,000     406,832
Guilford County, NC, Series B, 10/1/10 @ 102........  5.250%  10/1/16   Aa1/AAA   3,000,000   3,206,430
Gwinnett County, GA, Water & Sewer Authority,
  8/1/12 @ 100......................................  5.250%   8/1/24   Aaa/AAA   1,500,000   1,611,090
Missouri State, Fourth State Building, Series A,
  6/1/08 @ 100......................................  5.000%   6/1/23   Aaa/AAA   2,000,000   2,029,600
North Carolina State, Public School Building,
  4/1/09 @ 102......................................  4.600%   4/1/17   Aaa/AAA   5,000,000   5,183,750
South Carolina State, State Institutional, Series A,
  3/1/10 @ 101......................................  5.300%   3/1/17   Aaa/AA+   1,700,000   1,789,471
                                                                                            -----------
                                                                                             20,354,362
                                                                                            -----------

     TOTAL MUNICIPAL BONDS
       (COST $76,231,261).............................................................       78,807,452
                                                                                            -----------

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                                                                     MARKET
                SECURITY                                                                             VALUE
                ----------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT - 1.18%
                     JPMORGAN CHASE BANK, N.A.
                       Dated 04/30/07, 4.750%, principal and interest in the amount of $955,126 due 05/01/07, collaterized by US Treasury Strips, par value of $955,000 due 04/15/11 with a value of $974,647
                       (Cost $955,000).......................................................      $   955,000
                                                                                                   -----------

                TOTAL INVESTMENTS - 98.43%
                       (COST $77,186,261)*........................................................  79,762,452

                OTHER ASSETS IN EXCESS OF LIABILITIES - 1.57%.....................................   1,275,086
                                                                                                   -----------
                NET ASSETS - 100.00%.............................................................. $81,037,538
                                                                                                   ===========

--------------------------------------------------------------------------------
/1/Moody's Municipal Bond Ratings:
   Aaa Judged to be of the best quality. Issues that are identified by a hatchmark symbol (#) are issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable obligations unconditionally guaranteed by the U.S. Government or Resolution Funding Corporation.
   Aa Judged to be of high quality by all standards. Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S&P Municipal Bond Ratings:
   AAA Of the highest quality.
   AA The second strongest capacity for payment of debt services. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR  Not rated.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

    Gross Unrealized Appreciation............................... $2,594,699
    Gross Unrealized Depreciation...............................    (18,508)
                                                                 ----------
    Net Unrealized Appreciation................................. $2,576,191
                                                                 ==========

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                INTEREST MATURITY PAR/NOMINAL     MARKET
    SECURITY                      RATE     DATE    VALUE/1/       VALUE
    ------------------------------------------------------------------------
    CANADIAN SECURITIES - 9.16%
     Canadian Government Bond..  4.000%    6/1/16  C15,383,000 $  13,696,954
                                                               -------------

         TOTAL CANADIAN SECURITIES
           (COST $13,825,181)............................         13,696,954
                                                               -------------

    MEXICAN SECURITIES - 13.82%
     Mexican Bono/2/...........  8.000%  12/24/08  P    47,062     4,328,740
     Mexican Bono/2/...........  9.000%  12/22/11       80,323     7,752,597
     Mexican Bono/2/...........  9.000%  12/20/12       31,782     3,093,871
     Mexican Bono/2/...........  8.000%  12/17/15       58,717     5,500,616
                                                               -------------

         TOTAL MEXICAN SECURITIES
           (COST $20,287,244)............................         20,675,824
                                                               -------------

    US SECURITIES - 74.12%
     US Treasury Bond..........  7.625%   2/15/25 $ 10,100,000    13,344,626
     US Treasury Bond..........  6.000%   2/15/26    2,000,000     2,267,812
     US Treasury Bond..........  6.750%   8/15/26   14,750,000    18,121,758
     US Treasury Bond..........  6.375%   8/15/27   15,600,000    18,534,750
     US Treasury Note..........  3.000%   2/15/08    9,100,000     8,959,234
     US Treasury Note..........  3.250%   8/15/07    4,700,000     4,676,500
     US Treasury Note..........  3.250%   8/15/08    5,500,000     5,393,438
     US Treasury Note..........  3.125%   9/15/08    2,000,000     1,955,937
     US Treasury Note..........  5.000%   2/15/11   19,500,000    19,847,344
     US Treasury Note..........  5.000%   8/15/11    6,500,000     6,625,937
     US Treasury Note..........  4.125%   5/15/15   11,500,000    11,128,047
                                                               -------------

         TOTAL US SECURITIES
           (COST $114,745,118)...........................        110,855,383
                                                               -------------

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                        INTEREST        MATURITY       PAR/NOMINAL          MARKET
    SECURITY                              RATE            DATE          VALUE/1/            VALUE
    --------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENT - 1.61%
         JPMORGAN CHASE BANK, N.A.
           Dated 04/30/07, 4.750%, principal and interest in the amount of $2,417,319 due 05/01/07, collaterized by US Treasury Strips, par value of $2,417,000 due 04/15/11 with a value of $2,467,722
           (Cost $2,417,000).......................................................      $   2,417,000
                                                                                         -------------

    TOTAL INVESTMENTS - 98.71%
           (COST $151,274,543)*.........................................................   147,645,161

    OTHER ASSETS IN EXCESS OF LIABILITIES - 1.29%.......................................     1,925,058
                                                                                         -------------
    NET ASSETS - 100.00%................................................................ $ 149,570,219
                                                                                         =============

--------------------------------------------------------------------------------
/1/Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
  (P) and US dollars ($).
/2/Bonos are fixed rate, local currency-denominated coupon bonds issued by the
  Mexican government.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation
 (depreciation) on a tax basis consists of:

           Gross Unrealized Appreciation................ $   485,607
           Gross Unrealized Depreciation................  (4,114,989)
                                                         -----------
           Net Unrealized Depreciation.................. $(3,629,382)
                                                         ===========

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                             MARKET
          SECURITY                                 SHARES    VALUE
          ------------------------------------------------------------
          COMMON STOCK - 79.12%
          BASIC MATERIALS - 6.07%
          AK Steel Holding Corp.+                  30,448 $    929,273
          Arch Chemicals, Inc.                      8,000      241,760
          Corn Products International, Inc.         4,200      167,244
          Crown Holdings, Inc.+                     3,000       72,510
          Del Monte Foods Co.                       7,000       81,200
          Dow Chemical Co.+                        10,200      455,022
          FMC Corp.+                                2,100      161,553
          Hercules, Inc.+                           5,000       94,200
          Huntsman Corp.                            8,000      156,800
          International Flavors & Fragrances, Inc. 11,500      559,705
          OfficeMax, Inc.                           7,600      374,072
          Owens-Illinois, Inc.+                     9,500      285,855
          Temple-Inland, Inc.                         200       11,848
          Timken Co.                               16,000      527,680
          Tronox, Inc. - Class A                    2,800       39,564
          UAP Holding Corp.                        12,000      332,040
          Wausau Paper Corp.                       12,100      162,866
          Weyerhaeuser Co.                            350       27,727
                                                          ------------
                                                             4,680,919
                                                          ------------
          BIOTECHNOLOGY - 1.92%
          Abraxis BioScience, Inc.+                 4,954      136,284
          Amgen, Inc.+                              7,300      468,222
          Biogen Idec, Inc.+                        1,000       47,210
          Genentech, Inc.+                          6,324      505,857
          Genzyme Corp.+                            5,000      326,550
                                                          ------------
                                                             1,484,123
                                                          ------------
          BUSINESS SERVICES - 2.31%
          Checkfree Corp.+                          1,800       60,588
          Computer Sciences Corp.+                  5,000      277,700
          Expedia, Inc.+                            2,543       60,066
          Fidelity National Information
           Services, Inc.                             279       14,098
          First Data Corp.                          5,000      162,000
          Heartland Payment Systems, Inc.           8,000      199,440
          IMS Health, Inc.                          5,000      146,650
          Interpublic Group of Cos., Inc.+          1,900       24,092
          Jackson Hewitt Tax Service, Inc.          6,000      165,480
          Laidlaw International, Inc.               5,000      171,250
          Landauer, Inc.                              700       32,830
          Regis Corp.                               4,211      160,987
          Rent-A-Center, Inc.+                      6,000      167,040

                                                          MARKET
            SECURITY                            SHARES    VALUE

            RH Donnelley Corp.+                  1,400 $    109,326
            ServiceMaster Co.                    1,100       16,929
            United Rentals, Inc.+                  123        4,121
            Weight Watchers International, Inc.    160        7,678
                                                       ------------
                                                          1,780,275
                                                       ------------
            CAPITAL GOODS - 9.46%
            3M Co.                               2,400      198,648
            AGCO Corp.+                          5,800      242,034
            Alcoa, Inc.                          1,242       44,078
            American Standard Cos., Inc.         2,900      159,674
            Boeing Co.                           7,730      718,890
            Briggs & Stratton Corp.             27,000      801,090
            Caterpillar, Inc.                    3,220      233,836
            Clarcor, Inc.                          200        6,308
            Cree, Inc.+                            105        2,142
            CTS Corp.                            6,700       87,636
            Deere & Co.                            200       21,880
            Dycom Industries, Inc.+              1,500       38,865
            EDO Corp.                           17,000      467,500
            General Electric Co.                25,234      930,125
            Goodrich Corp.                       1,100       62,524
            Griffon Corp.+                       1,500       35,985
            Harsco Corp.                           194        9,894
            Honeywell International, Inc.        3,500      189,630
            IKON Office Solutions, Inc.          3,000       44,880
            Illinois Tool Works, Inc.            4,438      227,714
            Ingersoll-Rand Co., Ltd. - Class A   2,900      129,485
            Johnson Controls, Inc.               3,120      319,270
            Littelfuse, Inc.+                    2,400       96,264
            Manitowoc Co., Inc.                  7,000      477,610
            Navistar International Corp.+          900       49,964
            Pall Corp.                             400       16,780
            PerkinElmer, Inc.                    1,000       24,200
            Pitney Bowes, Inc.                   4,329      207,792
            Raytheon Co.                           200       10,708
            Spectrum Brands, Inc.+               2,400       16,704
            TRW Automotive Holdings Corp.+       8,000      296,480
            Tenneco, Inc.+                       3,000       89,850
            Textron, Inc.                        4,800      488,016
            Thermo Fisher Scientific, Inc.+        400       20,824
            Titanium Metals Corp.+               2,700       93,231
            United Stationers, Inc.+               600       35,712
            United Technologies Corp.            3,000      201,390
            URS Corp.+                           1,430       62,491

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                          MARKET
             SECURITY                            SHARES   VALUE
             ------------------------------------------------------
             COMMON STOCK
             CAPITAL GOODS (CONTINUED)
             USG Corp.+                           1,000      46,150
             Vishay Intertechnology, Inc.+        5,000      83,250
                                                        -----------
                                                          7,289,504
                                                        -----------
             CONSUMER CYCLICALS - 1.02%
             Centex Corp.                           400      17,908
             Ford Motor Co.                       1,800      14,472
             General Motors Corp.                 2,545      79,480
             Genuine Parts Co.                    1,450      71,644
             Harley-Davidson, Inc.                  300      18,996
             Liz Claiborne, Inc.                  1,600      71,552
             McGraw-Hill Cos., Inc.                 600      39,318
             News Corp. - Class A                   604      13,524
             Retail Ventures, Inc.+               2,000      40,760
             Viacom, Inc. - Class B+                933      38,486
             WESCO International, Inc.+           5,000     315,850
             Whirlpool Corp.                        600      63,618
                                                        -----------
                                                            785,608
                                                        -----------
             CONSUMER STAPLES - 8.46%
             Altria Group, Inc.                   2,171     149,625
             American Tower Corp. - Class A+      3,321     126,198
             AmerisourceBergen Corp.             10,000     499,900
             Anheuser-Busch Cos., Inc.              983      48,354
             Avis Budget Group, Inc.                519      14,599
             Avon Products, Inc.                  9,106     362,419
             Blyth, Inc.                          1,000      26,100
             Bunge, Ltd.                          4,276     323,950
             Cablevision Systems Corp.+           7,000     229,460
             Cardinal Health, Inc.                5,815     406,759
             CBS Corp. - Class B                    933      29,641
             Eastman Kodak Co.                    5,570     138,749
             EchoStar Communications
              Corp. - Class A+                    5,000     232,650
             FTI Consulting, Inc.+                1,000      36,770
             Hanesbrands, Inc.+                      37         984
             Hewitt Associates, Inc. - Class A+   2,940      87,465
             Idearc, Inc.                           294      10,216
             Jarden Corp.+                        3,100     130,634
             Kraft Foods, Inc.                    1,502      50,272
             Kroger Co.                           7,000     206,570
             Liberty Global, Inc. - Class A+      6,533     234,469
             Liberty Media Corp. - Interactive -
              Class A+                            1,895      47,432

                                                            MARKET
           SECURITY                               SHARES    VALUE

           Liberty Media Holding Corp. -
            Capital - Class A+                       379 $     42,816
           McDonald's Corp.                       10,000      482,800
           McKesson Corp.                          4,700      276,501
           PepsiCo, Inc.                           4,128      272,820
           Procter & Gamble Co.                   10,644      684,516
           Sara Lee Corp.                            300        4,923
           Sirius Satellite Radio, Inc.+           1,900        5,624
           Smithfield Foods, Inc.+                 6,000      183,420
           Time Warner, Inc.                      38,844      801,352
           Universal Corp./Richmond VA             5,000      313,400
           Williams Scotsman International, Inc.+  2,889       63,645
                                                         ------------
                                                            6,525,033
                                                         ------------
           ENERGY - 5.87%
           Arch Coal, Inc.                         6,000      216,420
           Chevron Corp.                           9,328      725,625
           ConocoPhillips                          8,650      599,877
           El Paso Corp.                          16,000      240,000
           Exxon Mobil Corp.                      21,424    1,700,637
           Marathon Oil Corp.                      4,500      456,975
           Mariner Energy, Inc.+                      94        2,120
           Reliant Energy, Inc.+                   4,417       98,367
           Universal Compression Holdings, Inc.+   1,000       66,570
           Williams Cos., Inc.                    14,100      415,950
                                                         ------------
                                                            4,522,541
                                                         ------------
           FINANCE - 14.93%
           American Express Co.                    1,825      110,723
           American International Group, Inc.     10,500      734,055
           Bank of America Corp.                   4,722      240,350
           Bank of New York Co., Inc.                670       27,122
           BB&T Corp.                              6,391      265,993
           Bear Stearns Cos., Inc.                   220       34,254
           BlackRock, Inc./New York                2,240      335,328
           Boston Properties, Inc.                 5,100      599,556
           Charles Schwab Corp.                   14,100      269,592
           Chicago Mercantile Exchange Holdings,
            Inc. - Class A                           800      413,400
           Citigroup, Inc.                        12,702      681,081
           Comerica, Inc.                            250       15,477
           Commerce Bancorp, Inc./NJ               4,540      151,818
           Compass Bancshares, Inc.                5,000      340,900
           Eaton Vance Corp.                       3,700      141,414
           Equity Residential                        200        9,286
           eSpeed, Inc. - Class A+                 3,400       31,484

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                              MARKET
        SECURITY                                    SHARES    VALUE
        ---------------------------------------------------------------
        COMMON STOCK
        FINANCE (CONTINUED)
        Fannie Mae                                   2,652 $    156,256
        Fidelity National Financial, Inc. - Class A    635       16,186
        First American Corp.                         2,500      128,750
        Goldman Sachs Group, Inc.                    5,000    1,093,050
        Health Care Property Investors, Inc.           200        7,078
        Host Hotels & Resorts, Inc.                  5,200      133,328
        iStar Financial, Inc.                          100        4,792
        JPMorgan Chase & Co.                         3,580      186,518
        Kimco Realty Corp.                           2,900      139,403
        Lehman Brothers Holdings, Inc.              10,800      813,024
        Loews Corp. - Carolina Group                 3,500      267,855
        Marsh & McLennan Cos., Inc.                 15,363      487,929
        Mellon Financial Corp.                         210        9,015
        Merrill Lynch & Co., Inc.                    6,120      552,208
        Moody's Corp.                                6,974      461,121
        Morgan Stanley                               2,481      208,429
        National City Corp.                          2,700       98,685
        Northern Trust Corp.                           300       18,885
        Old Republic International Corp.               187        3,977
        PMI Group, Inc.                              1,200       58,164
        PNC Financial Services Group, Inc.             522       38,680
        Prologis                                     5,000      324,000
        Public Storage, Inc.                           186       17,358
        Radian Group, Inc.                             200       11,622
        Regions Financial Corp.                        546       19,159
        SEI Investments Co.                          3,200      195,296
        Simon Property Group, Inc.                     100       11,528
        State Street Corp.                             300       20,661
        SunTrust Banks, Inc.                         2,602      219,661
        T. Rowe Price Group, Inc.                      200        9,936
        TD Ameritrade Holding Corp.+                 7,000      119,350
        Torchmark Corp.                                200       13,660
        Travelers Cos., Inc.                           100        5,410
        UnionBanCal Corp.                              200       12,296
        Unum Group                                  23,038      573,185
        US Bancorp                                   2,473       84,948
        Wachovia Corp.                               4,599      255,428
        Washington Mutual, Inc.                      3,284      137,862
        Western Union Co.                            5,000      105,250
        WSFS Financial Corp.                         1,200       77,412
        Zions Bancorp.                                 100        8,180
                                                           ------------
                                                             11,507,368
                                                           ------------

                                                           MARKET
            SECURITY                             SHARES    VALUE

            HEALTH CARE - 4.59%
            Abbott Laboratories                   4,335 $    245,448
            Aetna, Inc.                           5,400      253,152
            Allergan, Inc.                          210       25,452
            Baxter International, Inc.              500       28,315
            Beckman Coulter, Inc.                   100        6,281
            Bristol-Myers Squibb Co.              2,247       64,848
            Cigna Corp.                           2,682      417,292
            Eli Lilly & Co.                       2,396      141,675
            Johnson & Johnson                    12,606      809,557
            Medtronic, Inc.                       2,670      141,323
            Pfizer, Inc.                         20,763      549,389
            Schering-Plough Corp.                 4,500      142,785
            Stryker Corp.                         2,600      168,844
            UnitedHealth Group, Inc.              6,548      347,437
            Wyeth                                 3,630      201,465
                                                        ------------
                                                           3,543,263
                                                        ------------
            INFORMATION SERVICES - 4.38%
            Alaska Communications Systems Group,
             Inc.                                 5,000       79,500
            Alltel Corp.                          5,377      337,084
            AT&T, Inc.                           17,439      675,238
            Centennial Communications Corp.+      5,000       41,650
            Citizens Communications Co.           3,000       46,710
            Dobson Communications Corp.+         33,000      300,630
            Sprint Nextel Corp.                  16,827      337,045
            Verizon Communications, Inc.         40,888    1,561,104
                                                        ------------
                                                           3,378,961
                                                        ------------
            INTERNET - 4.40%
            Akamai Technologies, Inc.+            5,000      220,400
            Amazon.Com, Inc.+                     6,000      367,980
            Cisco Systems, Inc.+                 28,857      771,636
            E*Trade Financial Corp.+             10,600      234,048
            eBay, Inc.+                           2,840       96,390
            Google, Inc. - Class A+               2,200    1,037,036
            Juniper Networks, Inc.+               1,795       40,136
            Qwest Communications International,
             Inc.+                               24,900      221,112
            VeriSign, Inc.+                       1,400       38,290
            Yahoo!, Inc.+                        12,920      362,277
                                                        ------------
                                                           3,389,305
                                                        ------------
            RETAIL - 3.09%
            AutoNation, Inc.+                       234        4,783
            Bed Bath & Beyond, Inc.+                200        8,148

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                                           MARKET
           SECURITY                              SHARES    VALUE
           ---------------------------------------------------------
           COMMON STOCK
           RETAIL (CONTINUED)
           Best Buy Co., Inc.                       456 $     21,272
           Borders Group, Inc.                    2,500       52,775
           Circuit City Stores, Inc.              4,100       71,545
           Costco Wholesale Corp.                 2,860      153,210
           CVS/Caremark Corp.                     3,267      118,396
           Dillard's, Inc. - Class A              4,671      161,757
           Home Depot, Inc.                       1,520       57,562
           Lowe's Cos., Inc.                      2,268       69,310
           Office Depot, Inc.+                      100        3,362
           Owens & Minor, Inc.                    5,000      176,750
           Sears Holdings Corp.+                  1,200      229,092
           Target Corp.                           1,198       71,125
           Tech Data Corp.+                       1,700       60,418
           Walgreen Co.                           1,525       66,948
           Wal-Mart Stores, Inc.                 14,266      683,627
           World Fuel Services Corp.              8,000      369,680
                                                        ------------
                                                           2,379,760
                                                        ------------
           TECHNOLOGY - 6.97%
           ACCO Brands Corp.+                    15,408      366,710
           Advanced Analogic Technologies, Inc.+  3,000       24,330
           Agilent Technologies, Inc.+            5,105      175,459
           Agilysys, Inc.                         1,300       27,339
           Amkor Technology, Inc.+                4,900       68,551
           Apple, Inc.+                           1,300      129,740
           Autodesk, Inc.+                        2,900      119,683
           Broadcom Corp. - Class A+              1,950       63,473
           Compuware Corp.+                       3,100       30,597
           Dell, Inc.+                            2,770       69,832
           Discovery Holding Co. - Class A+         758       16,486
           Electronic Data Systems Corp.         34,000      994,160
           Electronics for Imaging+               5,000      133,350
           Embarq Corp.                             841       50,494
           Entegris, Inc.+                        2,200       25,784
           Gateway, Inc.+                        49,700      108,843
           IBM                                    3,422      349,763
           Ikanos Communications, Inc.+          19,893      153,773
           Integrated Device Technology, Inc.+   10,000      149,800
           Intel Corp.                           19,474      418,691
           International Rectifier Corp.+         1,000       35,280
           Komag, Inc.+                             300        8,253
           Mattson Technology, Inc.+              3,000       30,330
           Microsoft Corp.                       30,146      902,571

                                                           MARKET
           SECURITY                              SHARES    VALUE

           MIPS Technologies, Inc.+               3,000 $     25,740
           Oracle Corp.+                            181        3,403
           Photronics, Inc.+                        100        1,505
           Qualcomm, Inc.                         4,688      205,334
           Seagate Technology                     2,700       59,805
           Skyworks Solutions, Inc.+              7,900       54,431
           Sun Microsystems, Inc.+               54,200      282,924
           Synopsys, Inc.+                          630       17,426
           Unisys Corp.+                          4,000       31,360
           Valuevision Media, Inc. - Class A+     3,400       38,454
           Veeco Instruments, Inc.+               3,580       65,442
           Volterra Semiconductor Corp.+          3,000       47,430
           Zoran Corp.+                           4,600       91,356
                                                        ------------
                                                           5,377,902
                                                        ------------
           TRANSPORTATION - 1.96%
           AMR Corp.+                               300        7,827
           Burlington Northern Santa Fe Corp.     2,900      253,866
           CSX Corp.                             10,000      431,700
           FedEx Corp.                            3,400      358,496
           Royal Caribbean Cruises, Ltd.          1,900       78,983
           Union Pacific Corp.                      400       45,700
           United Parcel Service, Inc. - Class B  4,600      323,978
           World Air Holdings, Inc.+                769        9,109
                                                        ------------
                                                           1,509,659
                                                        ------------
           UTILITIES - 3.69%
           AES Corp.+                             5,000      109,950
           Allegheny Energy, Inc.+                7,200      384,912
           American Electric Power Co., Inc.      5,345      268,426
           CMS Energy Corp.                       4,060       75,191
           Consolidated Edison, Inc.              8,000      410,080
           Dominion Resources, Inc./VA            3,400      310,080
           Duquesne Light Holdings, Inc.          5,000       99,700
           Exelon Corp.                           2,000      150,820
           Integrys Energy Group, Inc.           10,987      616,371
           PPL Corp.                                186        8,111
           TXU Corp.                              6,274      411,449
                                                        ------------
                                                           2,845,090
                                                        ------------
           TOTAL COMMON STOCK
             (COST $46,441,363)                           60,999,311
                                                        ------------

                      See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2007

                                         INTEREST       MATURITY                           MARKET
                                           RATE           DATE         PAR VALUE           VALUE
   --------------------------------------------------------------------------------------------------
   US TREASURY SECURITIES - 19.96%
    US Treasury Bond....................  9.250%         2/15/16       $1,000,000       $  1,330,000
    US Treasury Bond....................  6.000%         2/15/26        1,000,000          1,133,907
    US Treasury Bond....................  6.750%         8/15/26        3,600,000          4,422,938
    US Treasury Bond....................  6.375%         8/15/27        1,700,000          2,019,813
    US Treasury Note....................  3.250%         8/15/07          500,000            497,500
    US Treasury Note....................  4.250%         8/15/13        1,000,000            984,844
    US Treasury Note....................  4.750%         5/15/14        1,000,000          1,010,156
    US Treasury Note....................  4.250%        10/31/07        4,000,000          3,986,875
                                                                                        ------------

        TOTAL US TREASURY SECURITIES
          (COST $15,181,929)......................................................        15,386,033
                                                                                        ------------

   REPURCHASE AGREEMENT - 2.64%
        JPMORGAN CHASE BANK, N.A.
          Dated 04/30/07, 4.750%, principal and interest in the amount of $2,032,268 due 05/01/07, collaterized by US Treasury Strips, par value of $2,032,000 due 04/15/11 with a value of $2,073,716
          (Cost $2,032,000).......................................................         2,032,000
                                                                                        ------------

   TOTAL INVESTMENTS IN SECURITIES - 101.72%
          (COST $63,655,292)*..........................................................   78,417,344

   OTHER LIABILITIES IN EXCESS OF ASSETS - (1.72)%.....................................   (1,322,461)
                                                                                        ------------
   NET ASSETS - 100.00%................................................................ $ 77,094,883
                                                                                        ============

--------------------------------------------------------------------------------
+Non-income producing security.
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                   Gross Unrealized Appreciation $15,357,143
                   Gross Unrealized Depreciation    (595,091)
                                                 -----------
                   Net Unrealized Appreciation.. $14,762,052
                                                 ===========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2007

                                                   TOTAL RETURN US    MANAGED
                                                    TREASURY FUND  MUNICIPAL FUND
---------------------------------------------------------------------------------
ASSETS:
  Investments:
   In securities, at market value (cost
     $129,382,873 and $76,231,261, respectively)..  $125,343,478    $78,807,452
   Repurchase agreement (cost $2,459,000 and
     $955,000, respectively)......................     2,459,000        955,000
  Cash............................................           419            448
  Receivables:
   Capital shares sold............................         1,665        493,505
   Securities sold................................     5,508,675              -
   Interest.......................................     2,238,644        915,717
  Prepaid expenses................................        13,043         14,943
                                                    ------------    -----------
  Total assets....................................   135,564,924     81,187,065
                                                    ------------    -----------
LIABILITIES:
  Payables:
   Capital shares redeemed........................       116,862          5,000
   Securities purchased...........................     5,581,057              -
   Dividends......................................       125,493         85,998
  Accrued Liabilities:
   Investment advisory fees.......................        25,123         26,518
   Directors' fees and expenses...................         1,376            937
   Distribution fees..............................        26,635         16,574
   Accrued expenses and other.....................        13,058         14,500
                                                    ------------    -----------
  Total liabilities...............................     5,889,604        149,527
                                                    ------------    -----------
Net assets........................................  $129,675,320    $81,037,538
                                                    ============    ===========
COMPONENTS OF NET ASSETS:
  Paid in capital.................................  $134,438,000    $77,777,022
  Undistributed (distributions in excess of) net
   investment income..............................      (178,977)       564,685
  Accumulated net realized gain (loss) from
   investment transactions........................      (544,308)       119,640
  Net unrealized appreciation (depreciation) on
   investments....................................    (4,039,395)     2,576,191
                                                    ------------    -----------
Net assets........................................  $129,675,320    $81,037,538
                                                    ============    ===========
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR
  VALUE:
  ISI Shares (115,000,000 and 55,000,000 shares
   authorized, respectively)......................    13,806,555      7,607,350
                                                    ------------    -----------
NET ASSET VALUE PER SHARE:
  ISI Shares (net assets / shares of capital
   stock outstanding).............................  $       9.39    $     10.65
                                                    ------------    -----------
MAXIMUM OFFERING PRICE PER SHARE:
  ISI Shares ($9.42 / 0.97 and $10.80 / 0.97,
   respectively)..................................  $       9.71    $     11.13
                                                    ------------    -----------


                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2007

                                                                                              NORTH AMERICAN
                                                                                                GOVERNMENT
                                                                                                BOND FUND    ISI STRATEGY FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $148,857,543 and $61,623,292, respectively).........  $145,228,161     $76,385,344
    Repurchase agreement (cost $2,417,000 and $2,032,000, respectively)......................     2,417,000       2,032,000
  Cash.......................................................................................           883             571
  Receivables:
    Capital shares sold......................................................................       577,681         163,502
    Securities sold..........................................................................     4,306,782               -
    Interest and dividends...................................................................     1,979,724         183,840
  Prepaid expenses...........................................................................        22,506           8,135
                                                                                               ------------     -----------
  Total assets...............................................................................   154,532,737      78,773,392
                                                                                               ------------     -----------
LIABILITIES:
  Payables:
    Capital shares redeemed..................................................................       198,133         136,974
    Securities purchased.....................................................................     4,340,822       1,488,282
    Dividends................................................................................       303,964               -
  Accrued Liabilities:
    Investment advisory fees.................................................................        48,920          24,877
    Directors' fees and expenses.............................................................         1,784             788
    Distribution fees........................................................................        53,389          15,548
    Shareholder servicing fees...............................................................         3,192               -
    Accrued expenses and other...............................................................        12,314          12,040
                                                                                               ------------     -----------
  Total liabilities..........................................................................     4,962,518       1,678,509
                                                                                               ------------     -----------
Net assets...................................................................................  $149,570,219     $77,094,883
                                                                                               ============     ===========
COMPONENTS OF NET ASSETS:
    Paid in capital..........................................................................  $154,809,939     $60,666,822
    Undistributed (distributions in excess of) net investment income.........................    (1,363,096)         50,473
    Accumulated net realized gain (loss) from investment and foreign currency transactions...      (259,102)      1,615,536
    Net unrealized appreciation (depreciation) on investments and foreign currencies.........    (3,617,522)     14,762,052
                                                                                               ------------     -----------
Net assets...................................................................................  $149,570,219     $77,094,883
                                                                                               ============     ===========
SHARES OF CAPITAL STOCK OUTSTANDING OF $0.001 PAR VALUE:
    ISI Class A Shares (50,000,000 shares authorized)........................................    18,192,959               -
                                                                                               ------------     -----------
    ISI Class C Shares (5,000,000 shares authorized).........................................     2,161,132               -
                                                                                               ------------     -----------
    ISI Shares (25,000,000 shares authorized)................................................             -       5,456,687
                                                                                               ------------     -----------
NET ASSET VALUE PER SHARE:
  (net assets / shares of capital stock outstanding)
    ISI Class A Shares (based on net assets of $133,709,704).................................  $       7.35     $         -
                                                                                               ------------     -----------
    ISI Class C Shares (based on net assets of $15,860,515)..................................  $       7.34     $         -
                                                                                               ------------     -----------
    ISI Shares...............................................................................  $          -     $     14.13
                                                                                               ------------     -----------
MAXIMUM OFFERING PRICE PER SHARE:
    ISI Class A Shares ($7.41 / 0.97)........................................................  $       7.64     $         -
                                                                                               ------------     -----------
    ISI Shares ($13.54 / 0.97)...............................................................  $          -     $     13.96
                                                                                               ------------     -----------

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2007

                                                                  TOTAL RETURN US    MANAGED
                                                                   TREASURY FUND  MUNICIPAL FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest.......................................................   $3,185,355      $1,810,923
                                                                    ----------      ----------
EXPENSES:
  Investment advisory fees.......................................      183,074         161,586
  Distribution fees..............................................      177,420         100,991
  Compliance services fees.......................................        5,246           3,057
  Administration fees............................................       76,686          43,684
  Transfer agent fees............................................       19,188           6,341
  Custody fees...................................................        9,828           5,913
  Professional fees..............................................       42,232          28,639
  Registration fees..............................................       12,186          12,806
  Directors' fees................................................        9,503           5,385
  Miscellaneous..................................................        4,908           2,385
                                                                    ----------      ----------
   Total expenses................................................      540,271         370,787
                                                                    ----------      ----------
  Net investment income..........................................    2,645,084       1,440,136
                                                                    ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from investment transactions..........     (544,166)        119,646
  Net change in unrealized appreciation/depreciation on
   investments...................................................       91,953        (694,504)
                                                                    ----------      ----------
  Net realized and unrealized loss on investments................     (452,213)       (574,858)
                                                                    ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS...........................   $2,192,871      $  865,278
                                                                    ==========      ==========

                      See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)    FOR THE SIX MONTHS ENDED APRIL 30, 2007

                                                                                 NORTH AMERICAN
                                                                                   GOVERNMENT
                                                                                   BOND FUND    ISI STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................................   $3,521,140      $  393,916
  Dividends.....................................................................            -         452,520
                                                                                   ----------      ----------
    Total income................................................................    3,521,140         846,436
                                                                                   ----------      ----------
EXPENSES:
  Investment advisory fees......................................................      304,961         143,790
  Distribution fees:
    ISI Class A Shares..........................................................      274,311               -
    ISI Class C Shares..........................................................       57,470               -
    ISI Shares..................................................................            -          89,868
  Compliance services fees......................................................        5,791           2,698
  Administration fees...........................................................       82,474          38,914
  Transfer agent fees:
    ISI Class A Shares..........................................................       26,483               -
    ISI Class C Shares..........................................................        3,116               -
    ISI Shares..................................................................            -          12,077
  Custody fees..................................................................       10,474           4,891
  Professional fees.............................................................       44,844          27,571
  Shareholder servicing fees:
    ISI Class C Shares..........................................................       19,157               -
  Registration fees.............................................................       17,282          13,308
  Directors' fees...............................................................       10,194           4,751
  Miscellaneous.................................................................       15,539           3,536
                                                                                   ----------      ----------
    Total expenses..............................................................      872,096         341,404
                                                                                   ----------      ----------
  Net investment income.........................................................    2,649,044         505,032
                                                                                   ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
  Net realized gain (loss) from:
    Investment transactions.....................................................     (262,168)      1,789,200
    Foreign currency transactions...............................................        3,066               -
                                                                                   ----------      ----------
  Net realized gain (loss) on investments and foreign currency transactions.....     (259,102)      1,789,200
  Net change in unrealized appreciation/depreciation on:
    Investment transactions.....................................................       81,562       3,243,175
    Foreign currency translations...............................................        4,415               -
                                                                                   ----------      ----------
  Net change in unrealized appreciation/depreciation on investments and foreign
   currency translations........................................................       85,977       3,243,175
                                                                                   ----------      ----------
  Net realized and unrealized gain (loss) on investments and foreign currencies.     (173,125)      5,032,375
                                                                                   ----------      ----------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................   $2,475,919      $5,537,407
                                                                                   ==========      ==========

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                         SIX MONTHS ENDED    YEAR ENDED
                                                                          APRIL 30, 2007  OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income..................................................   $  2,645,084     $  5,290,628
 Net realized gain (loss) on investment transactions....................       (544,166)         520,514
 Net change in unrealized appreciation/depreciation on investments......         91,953        1,328,795
                                                                           ------------     ------------
 Increase in net assets from operations.................................      2,192,871        7,139,937
                                                                           ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..................................................     (2,656,034)      (5,796,709)
 Net realized gain on investments.......................................        (13,134)               -
 Return of capital......................................................              -                -
                                                                           ------------     ------------
 Total distributions....................................................     (2,669,168)      (5,796,709)
                                                                           ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares...........................................      3,096,272       21,219,446
 Distribution reinvestments.............................................      1,753,982        3,868,677
 Cost of shares redeemed................................................    (28,482,861)     (38,620,829)
                                                                           ------------     ------------
 Decrease in net assets from capital share transactions.................    (23,632,607)     (13,532,706)
                                                                           ------------     ------------
 Total decrease in net assets...........................................    (24,108,904)     (12,189,478)

NET ASSETS:
 Beginning of period....................................................    153,784,224      165,973,702
                                                                           ------------     ------------
 End of period (including undistributed (distributions in excess of) net
   investment income of $(178,977) and $168,027, respectively)..........   $129,675,320     $153,784,224
                                                                           ============     ============
SHARE TRANSACTIONS:
 Shares sold............................................................        329,551        2,295,735
 Shares issued to shareholders on reinvestment of distributions.........        186,648          417,867
 Shares redeemed........................................................     (3,039,177)      (4,176,347)
                                                                           ------------     ------------
 Decrease in shares from capital share transactions.....................     (2,522,978)      (1,462,745)
                                                                           ============     ============

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                   SIX MONTHS ENDED    YEAR ENDED
                                                    APRIL 30, 2007  OCTOBER 31, 2006
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income...........................   $ 1,440,136      $  3,148,701
  Net realized gain on investment transactions....       119,646           720,970
  Net change in unrealized
   appreciation/depreciation on investments.......      (694,504)           57,308
                                                     -----------      ------------
  Increase in net assets from operations..........       865,278         3,926,979
                                                     -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...........................    (1,277,457)       (2,715,401)
  Net realized gain on investments................      (720,919)         (289,342)
                                                     -----------      ------------
  Total distributions.............................    (1,998,376)       (3,004,743)
                                                     -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares....................     2,034,590         3,859,303
  Distribution reinvestments......................     1,268,542         1,631,474
  Cost of shares redeemed.........................    (4,012,798)      (17,559,432)
                                                     -----------      ------------
  Decrease in net assets from capital share
   transactions...................................      (709,666)      (12,068,655)
                                                     -----------      ------------
  Decrease in net assets..........................    (1,842,764)      (11,146,419)

NET ASSETS:
  Beginning of period.............................    82,880,302        94,026,721
                                                     -----------      ------------
  End of period (including undistributed net
   investment income of $564,685 and $402,006,
   respectively)..................................   $81,037,538      $ 82,880,302
                                                     ===========      ============
SHARE TRANSACTIONS:
  Shares sold.....................................       190,452           361,229
  Shares issued to shareholders on reinvestment
   of distributions...............................       118,684           152,711
  Shares redeemed.................................      (375,104)       (1,645,396)
                                                     -----------      ------------
  Decrease in shares from capital share
   transactions...................................       (65,968)       (1,131,456)
                                                     ===========      ============

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                  SIX MONTHS ENDED
                                                                                                   APRIL 30, 2007
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income..........................................................................   $  2,649,044
  Net realized gain (loss) on investment
  and foreign currency transactions..............................................................       (259,102)
  Net change in unrealized appreciation/depreciation
  on investments and foreign currencies..........................................................         85,977
                                                                                                    ------------
  Increase in net assets from operations.........................................................      2,475,919
                                                                                                    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
   ISI Class A Shares............................................................................     (3,353,504)
   ISI Class C Shares............................................................................       (328,252)
  Net realized gain on investments:
   ISI Class A Shares............................................................................              -
   ISI Class C Shares............................................................................              -
  Return of capital:
   ISI Class A Shares............................................................................              -
   ISI Class C Shares............................................................................              -
                                                                                                    ------------
  Total distributions............................................................................     (3,681,756)
                                                                                                    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares:
   ISI Class A Shares............................................................................      6,555,297
   ISI Class C Shares............................................................................      1,522,820
  Distribution reinvestments:
   ISI Class A Shares............................................................................      1,614,297
   ISI Class C Shares............................................................................        189,024
  Cost of shares redeemed:
   ISI Class A Shares............................................................................    (20,224,964)
   ISI Class C Shares............................................................................     (1,313,705)
                                                                                                    ------------
  Decrease in net assets from capital share transactions.........................................    (11,657,231)
                                                                                                    ------------
  Decrease in net assets.........................................................................    (12,863,068)

NET ASSETS:
   Beginning of period...........................................................................    162,433,287
                                                                                                    ------------
   End of period (including undistributed (distributions in excess of) net investment income of
    $(1,363,096) and $330,384, respectively).....................................................   $149,570,219
                                                                                                    ============
SHARE TRANSACTIONS:
  Shares sold:
   ISI Class A Shares............................................................................        889,955
   ISI Class C Shares............................................................................        207,225
  Shares issued to shareholders on reinvestment of distributions:
   ISI Class A Shares............................................................................        219,965
   ISI Class C Shares............................................................................         25,795
  Shares redeemed:
   ISI Class A Shares............................................................................     (2,744,861)
   ISI Class C Shares............................................................................       (178,543)
                                                                                                    ------------
  Increase (decrease) in shares from capital share transactions:
   ISI Class A Shares............................................................................     (1,634,941)
                                                                                                    ============
   ISI Class C Shares............................................................................         54,477
                                                                                                    ============

                                                                                                     YEAR ENDED
                                                                                                  OCTOBER 31, 2006
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income..........................................................................   $  6,117,369
  Net realized gain (loss) on investment
  and foreign currency transactions..............................................................      1,386,451
  Net change in unrealized appreciation/depreciation
  on investments and foreign currencies..........................................................      2,411,650
                                                                                                    ------------
  Increase in net assets from operations.........................................................      9,915,470
                                                                                                    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
   ISI Class A Shares............................................................................     (6,717,243)
   ISI Class C Shares............................................................................       (523,270)
  Net realized gain on investments:
   ISI Class A Shares............................................................................       (203,699)
   ISI Class C Shares............................................................................        (21,643)
  Return of capital:
   ISI Class A Shares............................................................................     (1,071,732)
   ISI Class C Shares............................................................................       (113,868)
                                                                                                    ------------
  Total distributions............................................................................     (8,651,455)
                                                                                                    ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares:
   ISI Class A Shares............................................................................     23,115,736
   ISI Class C Shares............................................................................      3,159,574
  Distribution reinvestments:
   ISI Class A Shares............................................................................      4,001,123
   ISI Class C Shares............................................................................        345,590
  Cost of shares redeemed:
   ISI Class A Shares............................................................................    (58,492,446)
   ISI Class C Shares............................................................................     (4,005,443)
                                                                                                    ------------
  Decrease in net assets from capital share transactions.........................................    (31,875,866)
                                                                                                    ------------
  Decrease in net assets.........................................................................    (30,611,851)

NET ASSETS:
   Beginning of period...........................................................................    193,045,138
                                                                                                    ------------
   End of period (including undistributed (distributions in excess of) net investment income of
    $(1,363,096) and $330,384, respectively).....................................................   $162,433,287
                                                                                                    ============
SHARE TRANSACTIONS:
  Shares sold:
   ISI Class A Shares............................................................................      3,159,317
   ISI Class C Shares............................................................................        431,786
  Shares issued to shareholders on reinvestment of distributions:
   ISI Class A Shares............................................................................        546,407
   ISI Class C Shares............................................................................         47,323
  Shares redeemed:
   ISI Class A Shares............................................................................     (8,017,963)
   ISI Class C Shares............................................................................       (549,102)
                                                                                                    ------------
  Increase (decrease) in shares from capital share transactions:
   ISI Class A Shares............................................................................     (4,312,239)
                                                                                                    ============
   ISI Class C Shares............................................................................        (69,993)
                                                                                                    ============

                      See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                   SIX MONTHS ENDED    YEAR ENDED
                                                                    APRIL 30, 2007  OCTOBER 31, 2006
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income............................................   $   505,032      $    773,684
 Net realized gain on investment transactions.....................     1,789,200         3,910,226
 Net change in unrealized appreciation/depreciation on investments     3,243,175         3,289,965
                                                                     -----------      ------------
 Increase in net assets from operations...........................     5,537,407         7,973,875
                                                                     -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................      (490,720)         (765,946)
 Net realized capital gains.......................................    (1,880,666)                -
                                                                     -----------      ------------
 Total distributions..............................................    (2,371,386)         (765,946)
                                                                     -----------      ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares.....................................     7,144,344        13,419,552
 Dividend reinvestments...........................................     2,049,799           651,658
 Cost of shares redeemed..........................................    (4,703,210)      (12,046,141)
                                                                     -----------      ------------
 Increase in net assets from capital share transactions...........     4,490,933         2,025,069
                                                                     -----------      ------------
 Total increase in net assets.....................................     7,656,954         9,232,998

NET ASSETS:
 Beginning of period..............................................    69,437,929        60,204,931
                                                                     -----------      ------------
 End of period (including undistributed net investment income of
   $50,473 and $36,161, respectively).............................   $77,094,883      $ 69,437,929
                                                                     ===========      ============
SHARE TRANSACTIONS:
 Shares sold......................................................       501,888         1,052,202
 Shares issued to shareholders on reinvestment of dividends.......       150,905            50,673
 Shares redeemed..................................................      (325,666)         (941,380)
                                                                     -----------      ------------
 Increase in shares from capital share transactions...............       327,127           161,495
                                                                     ===========      ============

                      See Notes to Financial Statements.

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES


                                            SIX MONTHS
                                              ENDED                  FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30,    -------------------------------------------------------
                                               2007          2006        2005        2004       2003      2002
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $   9.42    $   9.33     $   9.57    $   9.92    $  10.18  $  10.20
                                             --------    --------     --------    --------    --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................      0.17/1/     0.32/1/      0.29/1/     0.24/1/     0.23      0.35
 Net realized and unrealized gain (loss) on
   investments.............................     (0.03)       0.12        (0.16)       0.19        0.01      0.20
                                             --------    --------     --------    --------    --------  --------
 Total from investment operations..........      0.14        0.44         0.13        0.43        0.24      0.55
                                             --------    --------     --------    --------    --------  --------

LESS DISTRIBUTIONS:
 Net investment income.....................     (0.17)      (0.35)       (0.25)      (0.23)      (0.25)    (0.40)
 Net realized gain on investments..........         -           -        (0.03)      (0.33)      (0.25)    (0.17)
 Tax return of capital.....................         -           -        (0.09)      (0.22)          -         -
                                             --------    --------     --------    --------    --------  --------
 Total distributions.......................     (0.17)      (0.35)       (0.37)      (0.78)      (0.50)    (0.57)
                                             --------    --------     --------    --------    --------  --------
 Net asset value, end of year..............  $   9.39    $   9.42     $   9.33    $   9.57    $   9.92  $  10.18
                                             ========    ========     ========    ========    ========  ========

TOTAL RETURN/2,3/..........................      1.55%       4.83%        1.38%       4.64%       2.30%     5.78%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........  $129,675    $153,784     $165,974    $194,790    $229,027  $262,928
 Ratios to average daily net assets/4/:
   Net investment income...................      3.73%       3.44%/5/     3.01%       2.56%       2.50%     3.64%
   Expenses................................      0.76%       0.76%/5/     0.70%       0.69%       0.67%     0.74%
 Portfolio turnover rate/3/................        27%         51%          16%         31%        125%      129%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Total return excludes the effect of sales charges.
/3/Not annualized for periods less than one year.
/4/Annualized for periods less than one year.
/5/The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

                      See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES


                                            SIX MONTHS
                                              ENDED                 FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30,    ----------------------------------------------------
                                               2007         2006       2005       2004       2003      2002
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year........  $ 10.80     $ 10.68    $ 10.91    $  10.89    $  11.00  $  10.99
                                             -------     -------    -------    --------    --------  --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.....................     0.19/1/     0.39/1/    0.40/1/     0.38/1/     0.40      0.45
 Net realized and unrealized gain (loss) on
   investments.............................    (0.08)/2/    0.10      (0.27)       0.08        0.01      0.09
                                             -------     -------    -------    --------    --------  --------
 Total from investment operations..........     0.11        0.49       0.13        0.46        0.41      0.54
                                             -------     -------    -------    --------    --------  --------

LESS DISTRIBUTIONS:
 Net investment income.....................    (0.17)      (0.34)     (0.36)      (0.44)      (0.47)    (0.45)
 Net realized gain on investments..........    (0.09)      (0.03)         -           -       (0.05)    (0.08)
                                             -------     -------    -------    --------    --------  --------
 Total distributions.......................    (0.26)      (0.37)     (0.36)      (0.44)      (0.52)    (0.53)
                                             -------     -------    -------    --------    --------  --------
 Net asset value, end of year..............  $ 10.65     $ 10.80    $ 10.68    $  10.91    $  10.89  $  11.00
                                             =======     =======    =======    ========    ========  ========

TOTAL RETURN/3,4/..........................     1.06%       4.68%      1.19%       4.26%       3.89%     5.11%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........  $81,038     $82,880    $94,027    $113,844    $107,078  $103,198
 Ratios to average daily net assets/5/:
   Net investment income...................     3.56%       3.63%      3.64%       3.53%       3.66%     3.92%
   Expenses after waivers and/or
     reimbursements........................     0.92%       0.91%      0.86%       0.88%       0.89%     0.94%
   Expenses before waivers and/or
     reimbursements........................     0.92%       0.91%      0.86%       0.88%       0.89%     0.96%
 Portfolio turnover rate/4/................        2%          7%         7%         17%         11%       11%

--------------------------------------------------------------------------------
/1/Calculated using the average shares outstanding for the period.
/2/Per share amount does not reflect the actual net realized and unrealized gain/loss for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI CLASS A SHARES/1/


                                        SIX MONTHS                                                  APRIL 1, 2002  FOR THE
                                          ENDED             FOR THE YEARS ENDED OCTOBER 31,            THROUGH    YEAR ENDED
                                        APRIL 30,    ---------------------------------------------   OCTOBER 31,  MARCH 31,
                                           2007          2006        2005        2004       2003       2002/2/       2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
 Net asset value, beginning of
   period..............................  $   7.41    $   7.34     $   7.41    $   7.73    $   8.03    $   7.80     $   8.17
                                         --------    --------     --------    --------    --------    --------     --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................      0.13/3/     0.25/3/      0.26/3/     0.24/3/     0.25        0.18         0.38
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions...............     (0.01)       0.18         0.06        0.03        0.07        0.41        (0.03)
                                         --------    --------     --------    --------    --------    --------     --------
 Total from investment
   operations..........................      0.12        0.43         0.32        0.27        0.32        0.59         0.35
                                         --------    --------     --------    --------    --------    --------     --------

LESS DISTRIBUTIONS:
 Net investment income.................     (0.18)      (0.30)       (0.31)      (0.16)      (0.29)      (0.17)       (0.41)
 Net realized gain on
   investments.........................         -       (0.01)       (0.03)      (0.08)      (0.33)      (0.07)       (0.23)
 Return of capital.....................         -       (0.05)       (0.05)      (0.35)          -       (0.12)       (0.08)
                                         --------    --------     --------    --------    --------    --------     --------
 Total distributions...................     (0.18)      (0.36)       (0.39)      (0.59)      (0.62)      (0.36)       (0.72)
                                         --------    --------     --------    --------    --------    --------     --------
 Net asset value, end of period........  $   7.35    $   7.41     $   7.34    $   7.41    $   7.73    $   8.03     $   7.80
                                         ========    ========     ========    ========    ========    ========     ========

TOTAL RETURN/4,5/......................      1.65%       6.04%        4.39%       3.62%       4.14%       7.75%        4.38%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)......  $133,710    $146,854     $177,101    $204,266    $267,756    $257,495     $220,629
 Ratios to average daily net assets:/6/
   Net investment income...............      3.54%       3.47%/7/     3.55%       3.22%       3.03%       3.84%        4.60%
   Expenses............................      1.08%       1.06%/7/     1.04%       1.05%       1.09%       1.01%        1.13%
 Portfolio turnover rate/5/............        28%         53%          66%         47%        152%         95%         136%

--------------------------------------------------------------------------------
/1/On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
/2/The Fund changed its fiscal year end from March 31 to October 31. /3/Calculated using the average shares outstanding for the period.
/4/Total return excludes the effect of sales charges.
/5/Not annualized for periods less than one year.
/6/Annualized for periods less than one year.
/7/The October 31, 2006 ratios of expense and net investment income to average net assets were unaffected by the waiver of distribution fees during the year.

                      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI CLASS C SHARES


                                                            SIX MONTHS                                   MAY 16, 2003/1/
                                                              ENDED     FOR THE YEARS ENDED OCTOBER 31,     THROUGH
                                                            APRIL 30,   -----------------------------     OCTOBER 31,
                                                               2007        2006       2005       2004         2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period......................  $  7.40    $  7.33    $  7.40    $  7.72       $  8.20
                                                             -------    -------    -------    -------       -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
 Net investment income.....................................     0.11/2/    0.21/2/    0.21/2/    0.19/2/       0.17
 Net realized and unrealized gain (loss) on investments and
   foreign currency transactions...........................    (0.01)      0.17       0.06       0.02         (0.38)
                                                             -------    -------    -------    -------       -------
 Total from investment operations..........................     0.10       0.38       0.27       0.21         (0.21)
                                                             -------    -------    -------    -------       -------

LESS DISTRIBUTIONS:
 Net investment income.....................................    (0.16)     (0.25)     (0.26)     (0.14)        (0.21)
 Net realized gain on investments..........................        -      (0.01)     (0.03)     (0.08)        (0.06)
 Return of capital.........................................        -      (0.05)     (0.05)     (0.31)            -
                                                             -------    -------    -------    -------       -------
 Total distributions.......................................    (0.16)     (0.31)     (0.34)     (0.53)        (0.27)
                                                             -------    -------    -------    -------       -------
 Net asset value, end of period............................  $  7.34    $  7.40    $  7.33    $  7.40       $  7.72
                                                             =======    =======    =======    =======       =======

TOTAL RETURN/3,4/..........................................     1.32%      5.35%      3.73%      2.91%        (2.62)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)..........................  $15,860    $15,579    $15,944    $18,616        13,565
 Ratios to average daily net assets:/5/
   Net investment income...................................     2.90%      2.81%      2.89%      2.50%         3.32%
   Expenses after waivers and/or reimbursements............     1.72%      1.72%      1.69%      1.77%         1.85%
   Expenses before waivers and/or reimbursements...........     1.72%      1.72%      1.69%      1.77%         2.12%
 Portfolio turnover rate/4/................................       28%        53%        66%        47%          152%

--------------------------------------------------------------------------------
/1/Commencement of operations.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) (UNAUDITED)

ISI SHARES


                                        SIX MONTHS                                            JUNE 1, 2002  FOR THE
                                          ENDED          FOR THE YEARS ENDED OCTOBER 31,        THROUGH    YEAR ENDED
                                        APRIL 30,   ----------------------------------------  OCTOBER 31,   MAY 31,
                                           2007        2006       2005       2004      2003     2002/1/       2002
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of
   period..............................  $ 13.54    $ 12.12    $ 11.21    $ 10.50    $  9.08    $ 10.23     $ 10.89
                                         -------    -------    -------    -------    -------    -------     -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net investment income.................     0.10/2/    0.15/2/    0.16/2/    0.10/2/    0.08       0.05        0.12
 Net realized and unrealized gain
   (loss) on investments...............     0.95       1.42       0.91       0.70       1.42      (1.14)      (0.66)
                                         -------    -------    -------    -------    -------    -------     -------
 Total from investment operations......     1.05       1.57       1.07       0.80       1.50      (1.09)      (0.54)
                                         -------    -------    -------    -------    -------    -------     -------

LESS DISTRIBUTIONS:
 Net investment income.................    (0.09)     (0.15)     (0.16)     (0.09)     (0.08)     (0.06)      (0.12)
 Net realized gain on investments......    (0.37)         -          -          -          -          -           -
                                         -------    -------    -------    -------    -------    -------     -------
 Total distributions...................    (0.46)     (0.15)     (0.16)     (0.09)     (0.08)     (0.06)      (0.12)
                                         -------    -------    -------    -------    -------    -------     -------
 Net asset value, end of period........  $ 14.13    $ 13.54    $ 12.12    $ 11.21    $ 10.50    $  9.08     $ 10.23
                                         =======    =======    =======    =======    =======    =======     =======

TOTAL RETURN/3,4/......................     7.91%     13.01%      9.59%      7.71%     16.47%    (10.65)%     (4.93)%

SUPPLEMENTAL DATA AND RATIOS:
 Net assets, end of period (000s)......  $77,095    $69,438    $60,205    $44,920    $30,262    $19,924     $24,398
 Ratios to average daily net assets:/5/
   Net investment income...............     1.54%      1.17%      1.33%      0.92%      0.77%      1.18%       1.14%
   Expenses after waivers and/or
     reimbursements....................     1.04%      0.95%      0.94%      1.12%      1.30%      1.30%       1.19%
   Expenses before waivers and/or
     reimbursements....................     1.04%      0.95%      0.94%      1.12%      1.79%      1.99%       1.42%
 Portfolio turnover rate/4/............       24%        41%        30%        66%        60%        12%         72%

--------------------------------------------------------------------------------
/1/The Fund changed its fiscal year end from May 31 to October 31.
/2/Calculated using the average shares outstanding for the period.
/3/Total return excludes the effect of sales charges.
/4/Not annualized for periods less than one year.
/5/Annualized for periods less than one year.

                      See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

  Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

  Total Return's investment objective is to achieve a high level of total return with relative stability of principal and, secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from Federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

  Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund
Class A Shares ('ISI Class A Shares') and ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American's ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A contingent deferred sales charge of 1.00% is imposed on the sale of North American's ISI Class C Shares if redeemed within the first year after purchase.

  Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

  Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price ('NOCP'), provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are readily available are generally valued at the mean between the last bid and last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

  When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors (the 'Board'). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time as of which the Funds value their investments if such an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


  If a fair value is required, the investment advisor or sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

  As of April 30, 2007, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. With respect to North American, income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

  Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at fixed rates approved by the Funds' Board. These dividends are paid monthly. To the extent that their net investment income and short-term capital gains are less than the approved fixed rate, some of their dividends may be paid from long-term capital gains or as a return of shareholder capital. Strategy declares and pays dividends quarterly from its net investment income. Net realized capital gains, if any, are distributed at least annually. The Funds record dividends and distributions on the ex-dividend date.

  A return of capital may occur for North American at October 31, 2007. The exact amount, if any, is undeterminable at this time.

E. FEDERAL INCOME TAXES

  Each Fund has a policy to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to distribute all its taxable income. In addition, by distributing in each calendar year substantially all of its net income, capital gains and other amounts, if any, the Funds will not be subject to Federal excise taxes. Accordingly, no Federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION

  The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

  Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds and foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

  North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

  The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. As of April 30, 2007, there were no open forward currency contracts.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


H. REPURCHASE AGREEMENTS

  The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

  In preparing its financial statements in conformity with US generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results may be different.

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

  In June 2006, the Financial Accounting Standards Board ("FASB") issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

  In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (the "Statement") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of the Statement, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

NOTE 3 - FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

  International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

  ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2008, to the extent necessary, to limit the expenses of ISI Class C Shares to 1.85% of the class' average daily net assets. For the six months ended April 30, 2007, there were no fees waived.

  Los Angeles Capital Management and Equity Research, Inc. ('LA Capital Management') is Strategy's

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI, not the Fund.

  The Northern Trust Company is the Funds' Custodian.

  ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.25% of their average daily net assets. North American's ISI Class A Shares and ISI Class C Shares pay ISI Group a distribution/shareholder service fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate up to 0.40% and 1.00% (which may include up to 0.25% for shareholder servicing fees for each class) of their average daily net assets, respectively. For the six months ended April 30, 2007, North American Class A Shares did not pay any shareholder servicing fees.

  For the six months ended April 30, 2007, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $959, $1,807 and $10,396, respectively, and $5,926 on sales of ISI Class A Shares of North American. ISI Group retained $430 of the back-end sales charges on the sale of ISI Class C Shares of North American.

  EJV Financial Services, LLC ("EJV") provides certain compliance support services to the Fund's Chief Compliance Officer. Edward J. Veilleux, Vice President of the Funds is also a principal of EJV.

  Citigroup Fund Services, LLC ('Citigroup') serves as the Funds' Administrator, Accountant, and Transfer Agent. For its services, Citigroup receives a combined fee based on the aggregate average net assets of the Funds (subject to a minimum monthly fee) and monthly fees per open shareholder account. Average net asset-based fees are calculated daily and all fees are paid monthly.

NOTE 4 - FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

  The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles.

  As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------
                  Undistributed                 Undistributed                Unrealized
                   Tax Exempt    Undistributed    Long-Term   Capital Loss  Appreciation
                     Income     Ordinary Income Capital Gains Carryforward (Depreciation)    Total
------------------------------------------------------------------------------------------------------

Total Return        $      -        $12,992      $        -     $      -    $(4,131,348)  $(4,118,356)

Managed Municipal    509,008              -         720,913            -      3,270,695     4,500,616

North American             -              -               -            -     (3,703,499)   (3,703,499)

Strategy                   -         26,521       1,880,649            -     11,354,870    13,262,040
------------------------------------------------------------------------------------------------------

  The difference between book basis and tax basis unrealized appreciation (depreciation) for Strategy was primarily due to wash sales.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


  The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2007, were as follows:

       -------------------------------------------------------------------------
                         Non-US Government Obligations US Government Obligations
       -------------------------------------------------------------------------
                          Purchases        Sales        Purchases      Sales

       Total Return      $         -    $         -    $30,678,126  $55,261,977

       Managed Municipal   1,505,821      2,950,534              -            -

       North American      9,715,510      8,740,465     28,543,672   45,820,609

       Strategy           13,555,642     10,922,726      5,251,472    6,013,289
       -------------------------------------------------------------------------

NOTE 5 - MARKET AND CREDIT RISK

  North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 6 - CONTRACTUAL OBLIGATIONS

  In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE 7 - OTHER INFORMATION

  On April 30, 2007, one shareholder held approximately 12% of the outstanding shares of North American. This shareholder is an omnibus account, which is held on behalf of several individual shareholders.

NOTE 8 - PROXY VOTING INFORMATION

  A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. The Fund's proxy voting record for the 12-month period ended June 30, 2006 is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

  Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures.

NOTE 9 - AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Funds' Form N-Q is available on the SEC's website at http://www.sec.gov or may be reviewed

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

NOTE 10 - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Effective December 14, 2005, the Funds replaced Ernst & Young LLP ("E & Y") with Briggs Bunting & Dougherty, LLP as the Funds' independent registered public accounting firm by action of the Funds' Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. E & Y's reports on each Fund's financial statements for the fiscal years ended October 31, 2004 and October 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope, or accounting principles.

  During the Fund's fiscal years ended October 31, 2004 and October 31, 2005,
(i) there were no disagreements with E & Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E & Y, would have caused it to make reference to the subject matter of disagreements in connection with its report on each Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304 (a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

NOTE 11 - PROXY VOTING RESULTS

  At a Special Meeting of Shareholders of the Funds, held on February 12, 2007, shares were voted as summarized below on the following proposal presented to shareholders:

  To elect the following individuals to serve as Fund Directors.

------------------------------------------------------------------------------------
                             Total Return Managed Municipal North American Strategy
------------------------------------------------------------------------------------
W. Murray Jacques        For  12,202,030      7,186,163       17,793,897   4,966,188
                     Against           0              0                0           0
                     Abstain     125,535         16,707          103,767      15,994

Louis E. Levy            For  12,202,030      7,186,163       17,793,897   4,965,122
                     Against           0              0                0           0
                     Abstain     127,104         16,707          105,842      17,594

R. Alan Medaugh          For  12,247,537      7,187,682       17,802,198   4,961,923
                     Against           0              0                0           0
                     Abstain      81,598         16,707           95,465      20,792

Edward A. Kuczmarski     For  12,214,584      7,181,607       17,793,897   4,961,923
                     Against           0              0                0           0
                     Abstain     112,982         21,263          105,842      20,792

  As of June 29, 2007, the Directors of ISI Strategy Fund were R. Alan Medaugh Edward A. Kuczmarski, Louis E. Levy, W. Murray Jacques.

[LOGO] ISI
           INTERNATIONAL STRATEGY & INVESTMENT


DIRECTORS AND OFFICERS

LOUIS E. LEVY        THOMAS D. STEVENS*
CHAIRMAN             VICE PRESIDENT
W. MURRAY JACQUES    STEPHEN V. KILLORIN
DIRECTOR             VICE PRESIDENT
EDWARD A. KUCZMARSKI TREASURER
DIRECTOR             CHIEF COMPLIANCE OFFICER
R. ALAN MEDAUGH      CHIEF FINANCIAL OFFICER
PRESIDENT            MARGARET M. BEELER
DIRECTOR             VICE PRESIDENT
NANCY R. LAZAR       SECRETARY
VICE PRESIDENT       DANA A. LUKENS
CARRIE L. BUTLER     ASSISTANT SECRETARY
VICE PRESIDENT       EDWARD S. HYMAN
EDWARD J. VEILLEUX   SENIOR ECONOMIC ADVISOR
VICE PRESIDENT
                     *Thomas D. Stevens is an
                      officer for only the ISI Strategy Fund.

                                                 INVESTMENT ADVISOR

                                                 ISI, INC.
                                                 40 WEST 57TH STREET, 18TH FLOOR
                                                 NEW YORK, NY 10019
                                                 (800) 955-7175

                                                 SHAREHOLDER SERVICING AGENT

                                                 CITIGROUP FUND SERVICES, LLC
                                                 TWO PORTLAND SQUARE
                                                 PORTLAND, ME 04101
                                                 (800) 882-8585

                                                 DISTRIBUTOR

                                                 ISI GROUP, INC.
                                                 40 WEST 57TH STREET, 18TH FLOOR
                                                 NEW YORK, NY 10019
                                                 (800) 955-7175

ITEM 2.CODE OF ETHICS

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant NORTH AMERICAN GOVERNMENT BOND FUND, INC

By         /s/ R. Alan Medaugh
           ----------------------------
           R. Alan Medaugh, President

Date       June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ R. Alan Medaugh
     --------------------------------
     R. Alan Medaugh, President

Date June 29, 2007

By   /s/ Stephen V. Killorin
     --------------------------------
     Stephen V. Killorin, Treasurer

Date June 29, 2007